Notes to Portfolio of Investments
(unaudited)
TIAA Separate Account VA-1 March 31, 2024

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,272,978 $— $2 $1,272,980
Short-Term Investments
:
Government agency debt — 3,516 — 3,516
Treasury debt — 2,873 — 2,873
Investments purchased with collateral from securities lending 3,100 — — 3,100
Investments in Derivatives
:
Futures contracts* 127 — — 127
Total $1,276,205 $6,389 $2 $1,282,596
* Represents net unrealized appreciation (depreciation).
A10943-D (11/23)

Stock Index Account March 31, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.4%
2,741 (a) Adient plc $ 90
2,617 (a) American Axle & Manufacturing Holdings, Inc 19
6,694 (a) Aptiv plc 533
6,230 BorgWarner, Inc 216
1,040 Dana Inc 13
653 (a) Dorman Products, Inc 63
98,547 Ford Motor Co 1,309
1,039 (a) Fox Factory Holding Corp 54
27,462 General Motors Co 1,245
5,543 Gentex Corp 200
1,006 (a) Gentherm, Inc 58
7,162 (a) Goodyear Tire & Rubber Co 98
3,241 Harley-Davidson, Inc 142
767 LCI Industries 94
1,526 Lear Corp 221
19,933 (a),(b) Lucid Group, Inc 57
6,477 (a),(b) Luminar Technologies, Inc 13
967 (a) Modine Manufacturing Co 92
454 Patrick Industries, Inc 54
1,246 Phinia, Inc 48
7,090 (a),(b) QuantumScape Corp 45
17,252 (a),(b) Rivian Automotive, Inc 189
1,333 (a),(b) Solid Power, Inc 3
843 Standard Motor Products, Inc 28
1,055 (a) Stoneridge, Inc 20
69,057 (a) Tesla, Inc 12,140
1,229 Thor Industries, Inc 144
759 (a) Visteon Corp 89
1,048 Winnebago Industries, Inc 78
3,711 (a),(b) Workhorse Group, Inc 1
518 (a) XPEL, Inc 28
TOTAL AUTOMOBILES & COMPONENTS 17,384
BANKS - 3.7%
625 1st Source Corp 33
450 Amalgamated Financial Corp 11
667 Amerant Bancorp, Inc 16
374 American National Bankshares, Inc 18
2,080 Ameris Bancorp 101
476 Arrow Financial Corp 12
2,827 Associated Banc-Corp 61
1,886 Atlantic Union Bankshares Corp 67
2,090 (a) Axos Financial, Inc 113
3,688 Banc of California, Inc 56
585 Bancfirst Corp 51
1,514 (a) Bancorp, Inc 51
178 (b) Bank First Corp 15
172,555 Bank of America Corp 6,543
1,195 Bank of Hawaii Corp 75
468 Bank of Marin Bancorp 8
548 Bank of NT Butterfield & Son Ltd 18
2,750 Bank OZK 125
937 Bank7 Corp 26
1,329 BankUnited, Inc 37
33 Banner Corp 2

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
622 Bar Harbor Bankshares $ 16
1,245 Berkshire Hills Bancorp, Inc 29
383 (a) Blue Foundry Bancorp 4
11,285 (b) Blue Ridge Bankshares, Inc 30
655 BOK Financial Corp 60
882 (a) Bridgewater Bancshares, Inc 10
740 Brookline Bancorp, Inc 7
479 Burke & Herbert Financial Services Corp 27
313 Business First Bancshares, Inc 7
241 Byline Bancorp, Inc 5
4,677 Cadence Bank 136
135 Cambridge Bancorp 9
613 Camden National Corp 21
447 Capital City Bank Group, Inc 12
2,335 Capitol Federal Financial, Inc 14
314 Capstar Financial Holdings, Inc 6
550 (a) Carter Bankshares, Inc 7
1,563 Cathay General Bancorp 59
1,125 Central Pacific Financial Corp 22
1,028 ChoiceOne Financial Services, Inc 28
47,689 Citigroup, Inc 3,016
533 Citizens & Northern Corp 10
11,338 Citizens Financial Group, Inc 411
194 City Holding Co 20
377 Civista Bancshares, Inc 6
498 CNB Financial Corp 10
146 (a) Coastal Financial Corp 6
4,193 Columbia Banking System, Inc 81
1,738 (a) Columbia Financial, Inc 30
3,602 Comerica, Inc 198
3,264 Commerce Bancshares, Inc 174
1,646 Community Bank System, Inc 79
651 Community Trust Bancorp, Inc 28
1,146 ConnectOne Bancorp, Inc 22
1,466 (a) CrossFirst Bankshares, Inc 20
1,650 Cullen/Frost Bankers, Inc 186
919 (a) Customers Bancorp, Inc 49
2,723 CVB Financial Corp 49
422 Dime Community Bancshares, Inc 8
1,035 Eagle Bancorp, Inc 24
3,546 East West Bancorp, Inc 281
4,805 Eastern Bankshares, Inc 66
314 Enterprise Bancorp, Inc 8
828 Enterprise Financial Services Corp 34
402 Equity Bancshares, Inc 14
218 Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 14
621 FB Financial Corp 23
609 Fidelity D&D Bancorp, Inc 29
17,684 Fifth Third Bancorp 658
527 Financial Institutions, Inc 10
1,088 First Bancorp 39
6,201 First BanCorp 109
498 First Bancorp, Inc 12
322 First Bancshares, Inc 8
603 First Bank 8
1,476 First Busey Corp 35
278 First Citizens Bancshares, Inc (Class A) 455
3,678 First Commonwealth Financial Corp 51
680 First Community Bancshares, Inc 24
941 First Financial Bancorp 21
3,602 First Financial Bankshares, Inc 118

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
384 First Financial Corp $ 15
1,098 First Foundation, Inc 8
3,163 First Hawaiian, Inc 69
14,282 First Horizon National Corp 220
668 First Interstate BancSystem, Inc 18
587 First Merchants Corp 20
380 First Mid Bancshares, Inc 12
862 First of Long Island Corp 10
1,083 Flushing Financial Corp 14
8,529 FNB Corp 120
2,273 Fulton Financial Corp 36
903 German American Bancorp, Inc 31
3,414 Glacier Bancorp, Inc 137
76 Great Southern Bancorp, Inc 4
451 Greene County Bancorp, Inc 13
302 Guaranty Bancshares, Inc 9
2,028 Hancock Whitney Corp 93
824 Hanmi Financial Corp 13
728 HarborOne Bancorp, Inc 8
715 HBT Financial, Inc 14
953 Heartland Financial USA, Inc 33
1,355 Heritage Commerce Corp 12
1,150 Heritage Financial Corp 22
1,239 Hilltop Holdings, Inc 39
57 Hingham Institution For Savings The 10
238 Home Bancorp, Inc 9
4,557 Home Bancshares, Inc 112
698 HomeStreet, Inc 10
667 HomeTrust Bancshares, Inc 18
2,725 Hope Bancorp, Inc 31
1,209 Horizon Bancorp, Inc 15
37,096 Huntington Bancshares, Inc 517
863 Independent Bank Corp 22
675 Independent Bank Corp 35
356 Independent Bank Group, Inc 16
1,089 International Bancshares Corp 61
1,188 John Marshall Bancorp, Inc 21
72,072 JPMorgan Chase & Co 14,436
1,623 Kearny Financial Corp 10
17,576 Keycorp 278
1,629 Lakeland Bancorp, Inc 20
499 Lakeland Financial Corp 33
833 Live Oak Bancshares, Inc 35
4,167 M&T Bank Corp 606
1,072 Macatawa Bank Corp 10
640 Mercantile Bank Corp 25
229 (a) Metropolitan Bank Holding Corp 9
196 Mid Penn Bancorp, Inc 4
582 Midland States Bancorp, Inc 15
406 MidWestOne Financial Group, Inc 10
180 MVB Financial Corp 4
984 National Bank Holdings Corp 35
521 NBT Bancorp, Inc 19
5,119 (b) New York Community Bancorp, Inc 16
394 Nicolet Bankshares, Inc 34
1,643 Northfield Bancorp, Inc 16
2,083 Northwest Bancshares, Inc 24
57,851 (a) NU Holdings Ltd 690
1,328 Oak Valley Bancorp 33
1,583 OceanFirst Financial Corp 26
811 OFG Bancorp 30
7,277 Old National Bancorp 127

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,237 Old Second Bancorp, Inc $ 17
568 Origin Bancorp, Inc 18
297 Orrstown Financial Services, Inc 8
2,232 Pacific Premier Bancorp, Inc 54
529 Park National Corp 72
1,035 Pathward Financial, Inc 52
642 Peapack Gladstone Financial Corp 16
917 Penns Woods Bancorp, Inc 18
868 Peoples Bancorp, Inc 26
333 Peoples Financial Services Corp 14
1,942 Pinnacle Financial Partners, Inc 167
3,230 (a) Pioneer Bancorp, Inc 32
54 Plumas Bancorp 2
10,085 PNC Financial Services Group, Inc 1,630
2,126 Popular, Inc 187
510 Preferred Bank 39
446 Premier Financial Corp 9
454 Primis Financial Corp 6
2,597 Prosperity Bancshares, Inc 171
1,243 Provident Financial Services, Inc 18
472 QCR Holdings, Inc 29
475 RBB Bancorp 9
192 Red River Bancshares, Inc 10
25,518 Regions Financial Corp 537
1,629 Renasant Corp 51
364 Republic Bancorp, Inc (Class A) 19
812 S&T Bancorp, Inc 26
1,200 Sandy Spring Bancorp, Inc 28
1,542 Seacoast Banking Corp of Florida 39
1,315 ServisFirst Bancshares, Inc 87
370 Sierra Bancorp 7
2,996 Simmons First National Corp (Class A) 58
275 SmartFinancial, Inc 6
228 (a) Southern First Bancshares, Inc 7
231 Southern Missouri Bancorp, Inc 10
1,068 Southside Bancshares, Inc 31
1,939 SouthState Corp 165
1,283 Stellar Bancorp, Inc 31
922 Stock Yards Bancorp, Inc 45
394 Summit Financial Group, Inc 11
3,386 Synovus Financial Corp 136
1,428 (a) Texas Capital Bancshares, Inc 88
131 Tompkins Trustco, Inc 7
1,266 Towne Bank 36
422 Trico Bancshares 16
657 (a) Triumph Financial, Inc 52
34,386 Truist Financial Corp 1,340
671 TrustCo Bank Corp NY 19
1,222 Trustmark Corp 34
1,098 UMB Financial Corp 95
2,837 United Bankshares, Inc 102
2,960 United Community Banks, Inc 78
1,012 Univest Financial Corp 21
39,896 US Bancorp 1,783
9,879 Valley National Bancorp 79
1,101 Veritex Holdings, Inc 23
1,239 Washington Federal, Inc 36
581 Washington Trust Bancorp, Inc 16
4,645 Webster Financial Corp 236
90,828 Wells Fargo & Co 5,264
720 WesBanco, Inc 21
597 West Bancorporation, Inc 11

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,024 Westamerica Bancorporation $ 50
2,903 Western Alliance Bancorp 186
1,577 Wintrust Financial Corp 165
2,294 WSFS Financial Corp 104
3,765 Zions Bancorporation 163
TOTAL BANKS 46,712
CAPITAL GOODS - 6.7%
3,738 (a) 3D Systems Corp 17
13,525 3M Co 1,435
2,619 A.O. Smith Corp 234
1,912 Aaon, Inc 168
981 (a) AAR Corp 59
718 Acuity Brands, Inc 193
1,712 Advanced Drainage Systems, Inc 295
3,276 Aecom Technology Corp 321
721 (a) Aerovironment, Inc 110
1,525 AGCO Corp 188
2,509 Air Lease Corp 129
191 Alamo Group, Inc 44
830 Albany International Corp (Class A) 78
2,187 Allegion plc 295
307 Allied Motion Technologies, Inc 11
2,241 Allison Transmission Holdings, Inc 182
909 (a) Ameresco, Inc 22
568 (a) American Woodmark Corp 58
5,615 Ametek, Inc 1,027
5,093 (a) API Group Corp 200
449 Apogee Enterprises, Inc 27
976 Applied Industrial Technologies, Inc 193
3,399 (a),(b) Archer Aviation, Inc 16
1,220 Arcosa, Inc 105
555 Argan, Inc 28
876 Armstrong World Industries, Inc 109
4,146 (a) Array Technologies, Inc 62
823 Astec Industries, Inc 36
810 (a) Astronics Corp 15
931 Atkore, Inc 177
1,691 (a) Axon Enterprise, Inc 529
2,980 (a) AZEK Co, Inc 150
922 AZZ, Inc 71
489 Barnes Group, Inc 18
1,298 (a) Beacon Roofing Supply, Inc 127
1,095 (a),(b) Blink Charging Co 3
4,522 (a),(b) Bloom Energy Corp 51
278 (a) Blue Bird Corp 11
224 (a) BlueLinx Holdings, Inc 29
14,068 (a) Boeing Co 2,715
937 Boise Cascade Co 144
534 Brookfield Business Corp 13
3,172 (a) Builders FirstSource, Inc 662
2,196 BWX Technologies, Inc 225
383 Cadre Holdings, Inc 14
1,175 Carlisle Cos, Inc 460
20,963 Carrier Global Corp 1,219
12,776 Caterpillar, Inc 4,681
22,301 (a),(b) ChargePoint Holdings, Inc 42
1,052 (a) Chart Industries, Inc 173
23,635 CNH Industrial NV 306
840 Columbus McKinnon Corp 37
929 Comfort Systems USA, Inc 295
714 (a) Construction Partners, Inc 40

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,449 (a) Core & Main, Inc $ 197
1,126 Crane Co 152
302 CSW Industrials, Inc 71
3,589 Cummins, Inc 1,057
806 Curtiss-Wright Corp 206
1,008 (a) Custom Truck One Source, Inc 6
6,545 Deere & Co 2,688
8,259 (a),(b) Desktop Metal, Inc 7
3,443 (a) DNOW, Inc 52
2,747 Donaldson Co, Inc 205
932 Douglas Dynamics, Inc 22
3,596 Dover Corp 637
290 (a) Ducommun, Inc 15
567 (a) DXP Enterprises, Inc 30
561 (a) Dycom Industries, Inc 81
10,113 Eaton Corp plc 3,162
1,176 EMCOR Group, Inc 412
14,270 Emerson Electric Co 1,618
365 Encore Wire Corp 96
1,368 (a) Energy Recovery, Inc 22
11,731 (a),(b) Energy Vault Holdings, Inc 21
1,030 Enerpac Tool Group Corp 37
1,051 EnerSys 99
2,981 (a),(b) Enovix Corp 24
479 EnPro Industries, Inc 81
1,154 Esab Corp 128
605 ESCO Technologies, Inc 65
2,480 (a),(b) ESS Tech, Inc 2
14,384 Fastenal Co 1,110
1,459 Federal Signal Corp 124
5,144 Ferguson plc 1,124
3,453 Flowserve Corp 158
786 (a) Fluence Energy, Inc 14
3,320 (a) Fluor Corp 140
8,655 Fortive Corp 744
3,497 Fortune Brands Innovations, Inc 296
1,207 Franklin Electric Co, Inc 129
2,637 FTAI Aviation Ltd 177
1,160 (a),(b) FTC Solar, Inc 1
28,248 (a),(b) FuelCell Energy, Inc 34
1,874 (a) Gates Industrial Corp plc 33
863 GATX Corp 116
1,536 (a) Generac Holdings, Inc 194
6,124 General Dynamics Corp 1,730
27,138 General Electric Co 4,764
1,066 (a) Gibraltar Industries, Inc 86
461 Global Industrial Co 21
922 (a) GMS, Inc 90
678 Gorman-Rupp Co 27
4,344 Graco, Inc 406
5,120 GrafTech International Ltd 7
945 Granite Construction, Inc 54
2,253 (a) Great Lakes Dredge & Dock Corp 20
718 Greenbrier Cos, Inc 37
1,120 Griffon Corp 82
684 H&E Equipment Services, Inc 44
1,521 (a) Hayward Holdings, Inc 23
1,082 HEICO Corp 207
2,011 HEICO Corp (Class A) 310
922 Helios Technologies, Inc 41
787 Herc Holdings, Inc 132
2,098 Hexcel Corp 153

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,241 Hillenbrand, Inc $ 62
3,242 (a) Hillman Solutions Corp 34
16,729 Honeywell International, Inc 3,434
9,687 Howmet Aerospace, Inc 663
1,400 Hubbell, Inc 581
1,076 (a) Hudson Technologies, Inc 12
905 Huntington Ingalls Industries, Inc 264
3,375 (a) Hyliion Holdings Corp 6
404 Hyster-Yale Materials Handling, Inc 26
1,974 IDEX Corp 482
298 (a) IES Holdings, Inc 36
7,480 Illinois Tool Works, Inc 2,007
10,329 Ingersoll Rand, Inc 981
716 Insteel Industries, Inc 27
2,255 ITT, Inc 307
1,876 (a) Janus International Group, Inc 28
452 (a) JELD-WEN Holding, Inc 10
972 John Bean Technologies Corp 102
16,876 Johnson Controls International plc 1,102
242 Kadant, Inc 79
223 Kaman Corp 10
2,961 Kennametal, Inc 74
3,783 (a) Kratos Defense & Security Solutions, Inc 70
4,748 L3Harris Technologies, Inc 1,012
542 (a) Lawson Products, Inc 19
824 Lennox International, Inc 403
1,340 (a) Leonardo DRS, Inc 30
1,489 Lincoln Electric Holdings, Inc 380
220 Lindsay Corp 26
5,624 Lockheed Martin Corp 2,558
800 Luxfer Holdings plc 8
1,198 (a) Manitowoc Co, Inc 17
5,807 Masco Corp 458
353 (a) Masonite International Corp 46
1,677 (a) Mastec, Inc 156
3,438 (a) Masterbrand, Inc 64
687 McGrath RentCorp 85
3,915 MDU Resources Group, Inc 99
1,473 (a) Mercury Computer Systems, Inc 43
4,622 (a),(b) Microvast Holdings, Inc 4
1,179 (a) Middleby Corp 190
446 Miller Industries, Inc 22
753 Moog, Inc (Class A) 120
2,142 (a) MRC Global, Inc 27
950 MSC Industrial Direct Co (Class A) 92
2,548 Mueller Industries, Inc 137
4,045 Mueller Water Products, Inc (Class A) 65
368 (a) MYR Group, Inc 65
206 National Presto Industries, Inc 17
3,184 (a) NEXTracker, Inc 179
15,920 (a),(b) Nikola Corp 17
1,425 Nordson Corp 391
3,639 Northrop Grumman Corp 1,742
371 (a) Northwest Pipe Co 13
1,422 (a),(b) NuScale Power Corp 8
4,516 nVent Electric plc 340
117 Omega Flex, Inc 8
1,610 Oshkosh Corp 201
10,155 Otis Worldwide Corp 1,008
2,390 Owens Corning, Inc 399
12,609 PACCAR, Inc 1,562
766 Park Aerospace Corp 13

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,245 Parker-Hannifin Corp $ 1,804
1,095 (a) Parsons Corp 91
4,201 Pentair plc 359
14,463 (a),(b) Plug Power, Inc 50
112 Powell Industries, Inc 16
96 Preformed Line Products Co 12
1,452 Primoris Services Corp 62
784 (a) Proto Labs, Inc 28
905 Quanex Building Products Corp 35
3,682 Quanta Services, Inc 957
672 (a) RBC Bearings, Inc 182
1,690 Regal-Beloit Corp 304
4,524 (a) Resideo Technologies, Inc 101
432 REV Group, Inc 10
6,127 (a),(b) Rocket Lab USA, Inc 25
2,948 Rockwell Automation, Inc 859
36,492 RTX Corp 3,559
577 Rush Enterprises, Inc 31
1,317 Rush Enterprises, Inc (Class A) 70
3,523 Sensata Technologies Holding plc 129
4,388 (a) Shoals Technologies Group, Inc 49
1,169 Shyft Group, Inc 14
1,204 Simpson Manufacturing Co, Inc 247
1,100 (a) SiteOne Landscape Supply, Inc 192
1,232 Snap-On, Inc 365
3,270 (a) Spirit Aerosystems Holdings, Inc (Class A) 118
1,179 (a) SPX Technologies, Inc 145
472 Standex International Corp 86
4,204 Stanley Black & Decker, Inc 412
4,021 (a),(b) Stem, Inc 9
1,004 (a) Sterling Construction Co, Inc 111
2,299 (a),(b) SunPower Corp 7
8,429 (a) Sunrun, Inc 111
647 Tennant Co 79
1,674 Terex Corp 108
4,817 Textron, Inc 462
853 (a) Thermon Group Holdings, Inc 28
1,628 Timken Co 142
1,266 (a) Titan International, Inc 16
491 (a) Titan Machinery, Inc 12
2,649 Toro Co 243
5,646 Trane Technologies plc 1,695
100 (a) Transcat, Inc 11
1,328 TransDigm Group, Inc 1,636
2,846 (a) Trex Co, Inc 284
618 Trinity Industries, Inc 17
1,451 (a) Triumph Group, Inc 22
1,399 (a) Tutor Perini Corp 20
1,356 UFP Industries, Inc 167
1,731 United Rentals, Inc 1,248
455 (a) V2X, Inc 21
582 Valmont Industries, Inc 133
8,415 Vertiv Holdings Co 687
649 (a) Vicor Corp 25
5,581 (a) Virgin Galactic Holdings, Inc 8
1,086 W.W. Grainger, Inc 1,105
1,281 Wabash National Corp 38
806 Watsco, Inc 348
645 Watts Water Technologies, Inc (Class A) 137
1,139 WESCO International, Inc 195
4,510 Westinghouse Air Brake Technologies Corp 657
5,015 (a) WillScot Mobile Mini Holdings Corp 233

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,458 Woodward Inc $ 225
911 (a),(b) Xometry, Inc 15
6,019 Xylem, Inc 778
3,642 Zurn Elkay Water Solutions Corp 122
TOTAL CAPITAL GOODS 85,558
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
1,382 ABM Industries, Inc 62
3,257 ACCO Brands Corp 18
2,888 (a) ACV Auctions, Inc 54
8,912 (a) Alight, Inc 88
452 Aris Water Solution, Inc 6
1,481 (a) ASGN, Inc 155
8,068 (a) Aurora Innovation, Inc 23
10,272 Automatic Data Processing, Inc 2,565
274 Barrett Business Services, Inc 35
3,140 Booz Allen Hamilton Holding Corp 466
511 (a) BrightView Holdings, Inc 6
1,108 Brink's Co 102
2,935 Broadridge Financial Solutions, Inc 601
589 (a) CACI International, Inc (Class A) 223
1,375 (a) Casella Waste Systems, Inc (Class A) 136
1,147 (a) CBIZ, Inc 90
756 (a) CECO Environmental Corp 17
600 (a) Cimpress plc 53
2,143 Cintas Corp 1,472
13,091 (a),(b) Clarivate plc 97
1,167 (a) Clean Harbors, Inc 235
805 Concentrix Corp 53
5,536 (a) Conduent, Inc 19
21,264 (a) Copart, Inc 1,232
3,089 (a) CoreCivic, Inc 48
10,232 (a) CoStar Group, Inc 988
260 CRA International, Inc 39
1,113 CSG Systems International, Inc 57
1,062 Deluxe Corp 22
1,159 (a) Driven Brands Holdings, Inc 18
6,346 Dun & Bradstreet Holdings, Inc 64
1,051 Ennis, Inc 22
3,020 Equifax, Inc 808
3,860 (a) ExlService Holdings, Inc 123
1,272 Exponent, Inc 105
972 First Advantage Corp 16
381 (a) Forrester Research, Inc 8
419 (a) Franklin Covey Co 16
902 (a) FTI Consulting, Inc 190
4,327 Genpact Ltd 143
3,108 (a) GEO Group, Inc 44
2,590 (a) Harsco Corp 24
2,398 (a) Healthcare Services Group 30
711 Heidrick & Struggles International, Inc 24
1,885 Herman Miller, Inc 47
1,041 HireQuest, Inc 13
392 (a) HireRight Holdings Corp 6
1,707 HNI Corp 77
669 (a) Huron Consulting Group, Inc 65
637 ICF International, Inc 96
975 Insperity, Inc 107
1,293 Interface, Inc 22
3,020 Jacobs Solutions, Inc 464
3,487 KBR, Inc 222
1,192 Kelly Services, Inc (Class A) 30

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
681 Kforce, Inc $ 48
1,748 Korn/Ferry International 115
2,559 (a) Legalzoom.com, Inc 34
3,338 Leidos Holdings, Inc 438
664 (a) Liquidity Services, Inc 12
1,099 Manpower, Inc 85
271 Matthews International Corp (Class A) 8
1,544 MAXIMUS, Inc 130
640 (a) Montrose Environmental Group, Inc 25
877 MSA Safety, Inc 170
563 NL Industries, Inc 4
291 (a) NV5 Global, Inc 29
3,912 (a) OPENLANE, Inc 68
7,856 Paychex, Inc 965
1,327 Paycom Software, Inc 264
4,382 (a) Performant Financial Corp 13
5,559 Pitney Bowes, Inc 24
3,913 (a),(b) Planet Labs PBC 10
4,295 RB Global, Inc 327
1,304 (a) Red Violet, Inc 26
5,076 Republic Services, Inc 972
1,107 Resources Connection, Inc 15
2,545 Robert Half International, Inc 202
5,973 Rollins, Inc 276
1,412 Science Applications International Corp 184
672 (a) SP Plus Corp 35
5,398 SS&C Technologies Holdings, Inc 347
3,128 Steelcase, Inc (Class A) 41
2,380 (a) Stericycle, Inc 126
422 (a) Sterling Check Corp 7
1,387 Tetra Tech, Inc 256
4,988 TransUnion 398
839 TriNet Group, Inc 111
720 (a) TrueBlue, Inc 9
541 TTEC Holdings, Inc 6
503 Unifirst Corp 87
3,454 (a) Upwork, Inc 42
5,330 Veralto Corp 473
3,527 Verisk Analytics, Inc 831
3,457 (a) Verra Mobility Corp 86
3,046 Vestis Corp 59
679 (a) Viad Corp 27
340 VSE Corp 27
10,079 Waste Management, Inc 2,148
279 (a) Willdan Group, Inc 8
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,314
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 10
1,062 Aaron's Co, Inc 8
1,255 (a) Abercrombie & Fitch Co (Class A) 157
1,605 Academy Sports & Outdoors, Inc 108
1,149 Advance Auto Parts, Inc 98
225,756 (a) Amazon.com, Inc 40,722
3,778 American Eagle Outfitters, Inc 97
154 (a) America's Car-Mart, Inc 10
2,460 Arko Corp 14
416 (a) Asbury Automotive Group, Inc 98
817 (a) Autonation, Inc 135
446 (a) Autozone, Inc 1,406
5,767 Bath & Body Works, Inc 288
5,052 Best Buy Co, Inc 414

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
578 (b) Big 5 Sporting Goods Corp $ 2
819 (a) Boot Barn Holdings, Inc 78
524 Buckle, Inc 21
326 Build-A-Bear Workshop, Inc 10
1,622 (a) Burlington Stores, Inc 377
1,001 Caleres, Inc 41
895 Camping World Holdings, Inc 25
4,160 (a) Carmax, Inc 362
1,412 (a) CarParts.com, Inc 2
2,528 (a) Carvana Co 222
966 Cato Corp (Class A) 6
573 (a),(b) ContextLogic, Inc 3
27,742 (a) Coupang, Inc 494
1,606 Designer Brands, Inc 18
1,452 (a) Destination XL Group, Inc 5
1,433 Dick's Sporting Goods, Inc 322
17 (b) Dillard's, Inc (Class A) 8
404 (a) Duluth Holdings, Inc 2
13,421 eBay, Inc 708
3,384 (a) Etsy, Inc 233
2,017 (a) EVgo, Inc 5
1,319 (a) Five Below, Inc 239
2,980 (a) Floor & Decor Holdings, Inc 386
1,965 Foot Locker, Inc 56
576 (a) Funko, Inc 4
6,029 (a) GameStop Corp (Class A) 76
4,912 Gap, Inc 135
365 (a) Genesco, Inc 10
3,540 Genuine Parts Co 548
311 Group 1 Automotive, Inc 91
1,619 (a) GrowGeneration Corp 5
35 (b) Guess, Inc 1
715 Haverty Furniture Cos, Inc 24
547 Hibbett Sports, Inc 42
24,984 Home Depot, Inc 9,584
1,925 Kohl's Corp 56
487 (a) Lands' End, Inc 5
4,195 (a) Leslie's, Inc 27
697 Lithia Motors, Inc (Class A) 210
6,559 LKQ Corp 350
14,438 Lowe's Cos, Inc 3,678
6,895 Macy's, Inc 138
530 (a) MarineMax, Inc 18
759 Monro Muffler, Inc 24
415 Murphy USA, Inc 174
2,416 (a) National Vision Holdings, Inc 54
2,955 Nordstrom, Inc 60
1,066 (a) ODP Corp 57
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 118
266 (a) OneWater Marine, Inc 8
1,499 (a) O'Reilly Automotive, Inc 1,692
1,209 (a) Overstock.com, Inc 43
389 Penske Auto Group, Inc 63
1,980 (a) Petco Health & Wellness Co, Inc 5
765 (b) PetMed Express, Inc 4
1,019 Pool Corp 411
1,063 (a) Revolve Group, Inc 23
507 (a) RH 177
8,399 Ross Stores, Inc 1,233
2,402 (a) Sally Beauty Holdings, Inc 30
697 (a),(b) Savers Value Village, Inc 13
646 Shoe Carnival, Inc 24

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
881 Signet Jewelers Ltd $ 88
760 (a) Sleep Number Corp 12
479 Sonic Automotive, Inc (Class A) 27
1,434 (a) Sportsman's Warehouse Holdings, Inc 4
1,770 (a) Stitch Fix, Inc 5
1,616 (a),(b) ThredUp, Inc 3
432 (a) Tilly's, Inc 3
28,601 TJX Cos, Inc 2,901
2,846 Tractor Supply Co 745
1,226 (a) Ulta Beauty, Inc 641
402 Upbound Group, Inc 14
1,483 (a) Urban Outfitters, Inc 64
3,406 (a) Valvoline, Inc 152
1,998 (a) Victoria's Secret & Co 39
2,402 (a) Warby Parker, Inc 33
2,236 (a) Wayfair, Inc 152
663 Weyco Group, Inc 21
1,622 Williams-Sonoma, Inc 515
94 Winmark Corp 34
686 (a) Zumiez, Inc 10
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 71,868
CONSUMER DURABLES & APPAREL - 1.1%
821 Acushnet Holdings Corp 54
2,624 (a) Allbirds, Inc 2
1,837 (a) AMMO, Inc 5
1,140 (a) Beazer Homes USA, Inc 37
758 (a) BK LC Lux Finco 2 Sarl 36
1,841 Brunswick Corp 178
3,596 (a) Callaway Golf Co 58
2,222 (a) Capri Holdings Ltd 101
547 Carter's, Inc 46
237 (a) Cavco Industries, Inc 95
629 Century Communities, Inc 61
729 Clarus Corp 5
905 Columbia Sportswear Co 73
1,268 Cricut, Inc 6
1,521 (a) Crocs, Inc 219
640 (a) Deckers Outdoor Corp 602
8,029 DR Horton, Inc 1,321
643 (a) Dream Finders Homes, Inc 28
958 Ethan Allen Interiors, Inc 33
3,672 (a) Garmin Ltd 547
1,295 (a) G-III Apparel Group Ltd 37
4,066 (a) GoPro, Inc 9
352 (a) Green Brick Partners, Inc 21
8,742 (a) Hanesbrands, Inc 51
3,286 Hasbro, Inc 186
712 (a) Helen of Troy Ltd 82
544 Hooker Furniture Corp 13
148 (a) Hovnanian Enterprises, Inc 23
608 Installed Building Products, Inc 157
883 (a),(b) iRobot Corp 8
232 Johnson Outdoors, Inc 11
1,357 KB Home 96
1,320 Kontoor Brands, Inc 79
412 (a) Latham Group, Inc 2
935 La-Z-Boy, Inc 35
3,082 Leggett & Platt, Inc 59
6,311 Lennar Corp (Class A) 1,085
349 Lennar Corp (Class B) 54
624 (a) LGI Homes, Inc 73

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
336 (a) Lovesac Co $ 8
2,752 (a) Lululemon Athletica, Inc 1,075
561 (a) M/I Homes, Inc 76
688 (a) Malibu Boats, Inc 30
441 Marine Products Corp 5
673 (a) MasterCraft Boat Holdings, Inc 16
8,884 (a) Mattel, Inc 176
1,166 MDC Holdings, Inc 73
893 Meritage Homes Corp 157
1,156 (a) Mohawk Industries, Inc 151
638 Movado Group, Inc 18
6,890 Newell Rubbermaid, Inc 55
29,821 Nike, Inc (Class B) 2,803
73 (a) NVR, Inc 591
274 Oxford Industries, Inc 31
8,335 (a) Peloton Interactive, Inc 36
1,319 Polaris Industries, Inc 132
5,514 Pulte Homes, Inc 665
1,386 (b) Purple Innovation, Inc 2
1,672 PVH Corp 235
1,110 Ralph Lauren Corp 208
110 Rocky Brands, Inc 3
3,296 (a) Skechers U.S.A., Inc (Class A) 202
1,408 (a) Skyline Champion Corp 120
1,649 Smith & Wesson Brands, Inc 29
3,687 (a) Sonos, Inc 70
1,625 Steven Madden Ltd 69
311 Sturm Ruger & Co, Inc 14
5,336 Tapestry, Inc 253
2,119 (a) Taylor Morrison Home Corp 132
4,464 Tempur Sealy International, Inc 254
2,789 Toll Brothers, Inc 361
798 (a) TopBuild Corp 352
2,384 (a) Tri Pointe Homes, Inc 92
5,744 (a) Under Armour, Inc (Class A) 42
5,391 (a) Under Armour, Inc (Class C) 38
8,194 VF Corp 126
997 (a) Vista Outdoor, Inc 33
1,629 (a) Vizio Holding Corp 18
1,740 (a),(b) Vuzix Corp 2
1,037 Whirlpool Corp 124
2,662 Wolverine World Wide, Inc 30
2,480 (a) YETI Holdings, Inc 96
TOTAL CONSUMER DURABLES & APPAREL 14,591
CONSUMER SERVICES - 2.3%
1,229 (a) Accel Entertainment, Inc 15
4,141 ADT, Inc 28
1,204 (a) Adtalem Global Education, Inc 62
10,153 (a) Airbnb, Inc 1,675
6,092 Aramark 198
925 (a) BALLY'S CORP 13
39 (a) Biglari Holdings, Inc (B Shares) 7
817 (a) BJ's Restaurants, Inc 30
2,235 Bloomin' Brands, Inc 64
889 Booking Holdings, Inc 3,225
590 (b) Bowlero Corp 8
1,802 Boyd Gaming Corp 121
1,598 (a) Bright Horizons Family Solutions, Inc 181
1,545 (a) Brinker International, Inc 77
5,302 (a) Caesars Entertainment, Inc 232
25,476 (a) Carnival Corp 416

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
318 Carriage Services, Inc $ 9
957 Carrols Restaurant Group, Inc 9
1,115 (a) Cava Group, Inc 78
761 (a) Century Casinos, Inc 2
1,085 Cheesecake Factory 39
3,631 (a) Chegg, Inc 28
686 (a) Chipotle Mexican Grill, Inc (Class A) 1,994
891 Choice Hotels International, Inc 113
1,888 Churchill Downs, Inc 234
427 (a) Chuy's Holdings, Inc 14
2,931 (a) Coursera, Inc 41
711 (b) Cracker Barrel Old Country Store, Inc 52
2,958 Darden Restaurants, Inc 494
419 (a) Dave & Buster's Entertainment, Inc 26
1,296 (a) Denny's Corp 12
458 Dine Brands Global Inc. 21
854 Domino's Pizza, Inc 424
7,663 (a) DoorDash, Inc 1,055
10,269 (a) DraftKings, Inc 466
651 (a) Duolingo, Inc 144
809 (a) El Pollo Loco Holdings, Inc 8
125 (a),(c) Empire Resorts, Inc 0 ^
455 (a) European Wax Center, Inc 6
2,472 (a) Everi Holdings, Inc 25
3,544 (a) Expedia Group, Inc 488
2,305 (a) Frontdoor, Inc 75
870 (a) Full House Resorts, Inc 5
412 Golden Entertainment, Inc 15
63 Graham Holdings Co 48
663 (a) Grand Canyon Education, Inc 90
3,457 H&R Block, Inc 170
2,683 (a) Hilton Grand Vacations, Inc 127
6,215 Hilton Worldwide Holdings, Inc 1,326
1,223 Hyatt Hotels Corp 195
494 (a) Inspired Entertainment, Inc 5
2,584 International Game Technology plc 58
410 Jack in the Box, Inc 28
2,068 (b) Krispy Kreme, Inc 32
155 (a) Kura Sushi USA, Inc 18
9,002 Las Vegas Sands Corp 465
3,222 Laureate Education, Inc 47
989 (a) Life Time Group Holdings, Inc 15
2,426 (a) Light & Wonder, Inc 248
608 (a) Lindblad Expeditions Holdings, Inc 6
6,136 Marriott International, Inc (Class A) 1,548
485 Marriott Vacations Worldwide Corp 52
18,202 McDonald's Corp 5,132
8,051 (a) MGM Resorts International 380
1,527 (a),(b) Mister Car Wash, Inc 12
388 Monarch Casino & Resort, Inc 29
2,864 (a) Mondee Holdings, Inc 7
400 (a) Noodles & Co 1
9,905 (a) Norwegian Cruise Line Holdings Ltd 207
465 (a) ONE Group Hospitality, Inc 3
1,416 (a) OneSpaWorld Holdings Ltd 19
1,035 Papa John's International, Inc 69
3,518 (a) Penn National Gaming, Inc 64
2,656 Perdoceo Education Corp 47
2,512 (a) Planet Fitness, Inc 157
417 (a) Portillo's, Inc 6
330 RCI Hospitality Holdings, Inc 19
925 Red Rock Resorts, Inc 55

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,914 (a) Royal Caribbean Cruises Ltd $ 822
1,353 (a) Rush Street Interactive, Inc 9
10,188 (a) Sabre Corp 25
771 (a) SeaWorld Entertainment, Inc 43
3,342 Service Corp International 248
1,083 (a) Shake Shack, Inc 113
2,486 (a) Six Flags Entertainment Corp 65
28,124 Starbucks Corp 2,570
673 Strategic Education, Inc 70
1,099 (a) Stride, Inc 69
3,619 (a) Super Group SGHC Ltd 13
2,381 (a) Sweetgreen, Inc 60
829 (a) Target Hospitality Corp 9
1,747 Texas Roadhouse, Inc (Class A) 270
1,106 Travel & Leisure Co 54
1,856 (a) Udemy, Inc 20
1,020 Vail Resorts, Inc 227
4,018 Wendy's Co 76
761 Wingstop, Inc 279
2,257 Wyndham Hotels & Resorts, Inc 173
2,451 Wynn Resorts Ltd 251
371 (a),(b) Xponential Fitness, Inc 6
7,039 Yum! Brands, Inc 976
TOTAL CONSUMER SERVICES 29,362
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
9,504 Albertsons Cos, Inc 204
1,108 Andersons, Inc 64
3,420 (a) BJ's Wholesale Club Holdings, Inc 259
959 Casey's General Stores, Inc 305
776 (a) Chefs' Warehouse, Inc 29
11,055 Costco Wholesale Corp 8,099
5,549 Dollar General Corp 866
5,152 (a) Dollar Tree, Inc 686
2,474 (a) Grocery Outlet Holding Corp 71
1,600 (a) HF Foods Group, Inc 6
202 Ingles Markets, Inc (Class A) 16
16,560 Kroger Co 946
541 (a) Maplebear, Inc 20
345 Natural Grocers by Vitamin Cottage, Inc 6
4,036 (a) Performance Food Group Co 301
820 Pricesmart, Inc 69
957 SpartanNash Co 19
2,515 (a) Sprouts Farmers Market, Inc 162
12,394 Sysco Corp 1,006
11,607 Target Corp 2,057
141 (a) United Natural Foods, Inc 2
5,895 (a) US Foods Holding Corp 318
292 Village Super Market (Class A) 8
17,806 Walgreens Boots Alliance, Inc 386
106,838 Walmart, Inc 6,429
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 22,354
ENERGY - 4.1%
1,272 (a) Amplify Energy Corp 8
8,958 Antero Midstream Corp 126
7,090 (a) Antero Resources Corp 206
7,168 APA Corp 246
3,123 Archrock, Inc 61
577 Ardmore Shipping Corp 10
25,032 Baker Hughes Co 839

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,669 Berry Corp $ 13
4,580 Borr Drilling Ltd 31
510 (a) Bristow Group, Inc 14
19,268 Cabot Oil & Gas Corp 537
1,403 Cactus, Inc 70
2,028 California Resources Corp 112
782 (a) Callon Petroleum Co 28
230 (a) Centrus Energy Corp 10
4,600 ChampionX Corp 165
5,923 Cheniere Energy, Inc 955
3,194 Chesapeake Energy Corp 284
43,104 Chevron Corp 6,799
1,043 Chord Energy Corp 186
1,978 Civitas Resources, Inc 150
4,074 (a) Clean Energy Fuels Corp 11
3,718 (a) CNX Resources Corp 88
2,351 (b) Comstock Resources, Inc 22
30,153 ConocoPhillips 3,838
912 CONSOL Energy, Inc 76
61 Core Laboratories, Inc 1
367 Crescent Energy Co 4
875 CVR Energy, Inc 31
435 Delek US Holdings, Inc 13
16,366 Devon Energy Corp 821
3,794 DHT Holdings, Inc 44
3,680 (a) Diamond Offshore Drilling, Inc 50
4,510 Diamondback Energy, Inc 894
535 (a) DMC Global, Inc 10
1,083 Dorian LPG Ltd 42
1,195 (a) Dril-Quip, Inc 27
2,182 DT Midstream, Inc 133
2,536 (a),(b) Empire Petroleum Corp 13
3,799 (a) Encore Energy Corp 17
4,018 (a),(b) Energy Fuels, Inc 25
15,143 EOG Resources, Inc 1,936
9,016 EQT Corp 334
9,158 Equitrans Midstream Corp 114
3,165 Evolution Petroleum Corp 19
428 Excelerate Energy, Inc 7
1,917 (a) Expro Group Holdings NV 38
100,850 Exxon Mobil Corp 11,723
691 FLEX LNG Ltd 18
981 (a) Forum Energy Technologies, Inc 20
3,195 (a),(b) Gevo, Inc 3
2,739 Golar LNG Ltd 66
1,490 (a) Green Plains, Inc 35
278 (a) Gulfport Energy Operating Corp 45
24,053 Halliburton Co 948
1,956 (a) Helix Energy Solutions Group, Inc 21
2,660 Helmerich & Payne, Inc 112
7,227 Hess Corp 1,103
3,473 HF Sinclair Corp 210
1,167 International Seaways, Inc 62
49,252 Kinder Morgan, Inc 903
394 Kinetik Holdings, Inc 16
162 (a),(b) KLX Energy Services Holdings, Inc 1
12,210 (a) Kosmos Energy Ltd 73
2,528 Liberty Energy, Inc 52
4,177 (b) Magnolia Oil & Gas Corp 108
15,095 Marathon Oil Corp 428
9,405 Marathon Petroleum Corp 1,895
2,911 Matador Resources Co 194

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,816 Murphy Oil Corp $ 129
238 (a) Nabors Industries Ltd 21
726 Nacco Industries, Inc (Class A) 22
1,311 (b) New Fortress Energy, Inc 40
3,366 (a) Newpark Resources, Inc 24
2,852 Noble Corp plc 138
4,171 Nordic American Tankers Ltd 16
1,684 Northern Oil and Gas, Inc 67
8,892 NOV, Inc 174
17,603 Occidental Petroleum Corp 1,144
2,352 (a) Oceaneering International, Inc 55
2,073 (a) Oil States International, Inc 13
14,496 ONEOK, Inc 1,162
6,170 Ovintiv, Inc 320
1,291 (a) Par Pacific Holdings, Inc 48
7,160 Patterson-UTI Energy, Inc 86
2,663 PBF Energy, Inc 153
1,909 Peabody Energy Corp 46
10,785 Permian Resources Corp 191
11,157 Phillips 66 1,822
5,734 Pioneer Natural Resources Co 1,505
260 (a) PrimeEnergy Corp 26
2,609 (a) ProPetro Holding Corp 21
5,850 Range Resources Corp 201
702 (a) Rex American Resources Corp 41
257 Riley Exploration Permian, Inc 9
2,001 (a) Ring Energy, Inc 4
2,256 RPC, Inc 18
792 SandRidge Energy, Inc 12
36,018 Schlumberger Ltd 1,974
993 Scorpio Tankers, Inc 71
2,348 (a) SEACOR Marine Holdings, Inc 33
1,338 (a) Seadrill Ltd 67
1,587 Select Water Solutions, Inc 15
2,365 SFL Corp Ltd 31
258 (a) SilverBow Resources, Inc 9
2,011 Sitio Royalties Corp 50
2,674 SM Energy Co 133
886 Solaris Oilfield Infrastructure, Inc 8
26,298 (a) Southwestern Energy Co 199
1,668 (a) Talos Energy, Inc 23
5,700 Targa Resources Corp 638
11,745 TechnipFMC plc 295
560 Teekay Tankers Ltd 33
14,573 (a),(b) Tellurian, Inc 10
3,440 (a) Tetra Technologies, Inc 15
456 Texas Pacific Land Corp 264
1,174 (a) Tidewater, Inc 108
7,605 (a) Uranium Energy Corp 51
1,949 (a) US Silica Holdings, Inc 24
1,428 Vaalco Energy, Inc 10
1,772 (a) Valaris Ltd 133
8,756 Valero Energy Corp 1,495
1,548 (a),(b) Vertex Energy, Inc 2
458 (a) Vital Energy, Inc 24
758 Vitesse Energy, Inc 18
3,587 W&T Offshore, Inc 10
1,897 (a) Weatherford International plc 219
31,536 Williams Cos, Inc 1,229
415 World Fuel Services Corp 11
TOTAL ENERGY 52,204

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
1,964 Acadia Realty Trust $ 33
2,147 Agree Realty Corp 123
1,433 Alexander & Baldwin, Inc 24
113 Alexander's, Inc 25
4,560 Alexandria Real Estate Equities, Inc 588
1,558 Alpine Income Property Trust, Inc 24
1,425 American Assets Trust, Inc 31
8,855 American Homes 4 Rent 326
11,745 American Tower Corp 2,321
7,241 Americold Realty Trust, Inc 180
3,394 Apartment Income REIT Corp 110
1,091 (a) Apartment Investment and Management Co 9
4,526 Apple Hospitality REIT, Inc 74
1,658 Armada Hoffler Properties, Inc 17
3,540 AvalonBay Communities, Inc 657
4,442 Boston Properties, Inc 290
1,188 Braemar Hotels & Resorts, Inc 2
3,704 Brandywine Realty Trust 18
6,210 Brixmor Property Group, Inc 146
4,091 Broadstone Net Lease, Inc 64
552 BRT Apartments Corp 9
2,780 Camden Property Trust 274
1,484 CareTrust REIT, Inc 36
1,043 CBL & Associates Properties, Inc 24
460 Centerspace 26
1,449 Chatham Lodging Trust 15
1,087 City Office REIT, Inc 6
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 20
2,602 Corporate Office Properties Trust 63
4,434 Cousins Properties, Inc 107
11,163 Crown Castle, Inc 1,181
588 CTO Realty Growth, Inc 10
5,793 CubeSmart 262
7,193 DiamondRock Hospitality Co 69
7,652 Digital Realty Trust, Inc 1,102
7,300 Diversified Healthcare Trust 18
4,303 (b) Douglas Emmett, Inc 60
1,724 Easterly Government Properties, Inc 20
1,084 EastGroup Properties, Inc 195
3,522 Empire State Realty Trust, Inc 36
1,203 EPR Properties 51
2,322 Equinix, Inc 1,916
2,060 (a) Equity Commonwealth 39
4,198 Equity Lifestyle Properties, Inc 270
9,518 Equity Residential 601
3,224 Essential Properties Realty Trust, Inc 86
1,709 Essex Property Trust, Inc 418
5,310 Extra Space Storage, Inc 781
967 (b) Farmland Partners, Inc 11
2,191 Federal Realty Investment Trust 224
3,144 First Industrial Realty Trust, Inc 165
1,561 Four Corners Property Trust, Inc 38
6,257 Gaming and Leisure Properties, Inc 288
1,064 Getty Realty Corp 29
881 Gladstone Commercial Corp 12
815 Gladstone Land Corp 11
1,479 Global Medical REIT, Inc 13
736 Global Net Lease, Inc 6
10,202 Healthcare Realty Trust, Inc 144
17,994 Healthpeak Properties, Inc 337

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,451 Highwoods Properties, Inc $ 38
18,186 Host Hotels & Resorts Inc 376
3,600 Hudson Pacific Properties, Inc 23
5,802 Independence Realty Trust, Inc 94
821 Innovative Industrial Properties, Inc 85
1,587 InvenTrust Properties Corp 41
15,137 Invitation Homes, Inc 539
7,507 Iron Mountain, Inc 602
3,149 JBG SMITH Properties 51
3,530 Kilroy Realty Corp 129
17,698 Kimco Realty Corp 347
6,010 Kite Realty Group Trust 130
2,210 Lamar Advertising Co 264
3,368 Lexington Realty Trust 30
838 LTC Properties, Inc 27
6,081 Macerich Co 105
1,163 Mack-Cali Realty Corp 18
11,111 (b) Medical Properties Trust, Inc 52
3,069 Mid-America Apartment Communities, Inc 404
391 National Health Investors, Inc 25
4,040 National Retail Properties, Inc 173
2,086 National Storage Affiliates Trust 82
336 NET Lease Office Properties 8
1,788 (b) NETSTREIT Corp 33
662 NexPoint Residential Trust, Inc 21
5,263 Omega Healthcare Investors, Inc 167
574 One Liberty Properties, Inc 13
1,597 Orion Office REIT, Inc 6
2,970 Outfront Media, Inc 50
4,579 Paramount Group, Inc 21
4,924 Park Hotels & Resorts, Inc 86
738 (b) Peakstone Realty Trust 12
4,334 Pebblebrook Hotel Trust 67
2,989 Phillips Edison & Co, Inc 107
3,343 Piedmont Office Realty Trust, Inc 24
628 Plymouth Industrial REIT, Inc 14
1,168 Postal Realty Trust, Inc 17
1,831 PotlatchDeltic Corp 86
23,003 Prologis, Inc 2,995
3,921 Public Storage, Inc 1,137
3,743 Rayonier, Inc 124
21,112 Realty Income Corp 1,142
4,630 Regency Centers Corp 280
4,204 Retail Opportunity Investments Corp 54
5,133 Rexford Industrial Realty, Inc 258
2,146 RLJ Lodging Trust 25
1,525 Ryman Hospitality Properties, Inc 176
4,837 Sabra Health Care REIT, Inc 71
830 Safehold, Inc 17
392 Saul Centers, Inc 15
2,736 SBA Communications Corp 593
742 Service Properties Trust 5
8,363 Simon Property Group, Inc 1,309
6,051 SITE Centers Corp 89
1,278 SL Green Realty Corp 70
4,481 STAG Industrial, Inc 172
235 (a) Star Holdings 3
3,928 Summit Hotel Properties, Inc 26
3,196 Sun Communities, Inc 411
4,521 Sunstone Hotel Investors, Inc 50
2,916 Tanger Factory Outlet Centers, Inc 86
1,821 Terreno Realty Corp 121

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,781 UDR, Inc $ 329
994 UMH Properties, Inc 16
3,786 Uniti Group, Inc 22
294 Universal Health Realty Income Trust 11
3,855 Urban Edge Properties 67
10,695 Ventas, Inc 466
25,955 (d) VICI Properties, Inc 773
4,805 Vornado Realty Trust 138
107 Washington REIT 1
13,424 (d) Welltower, Inc 1,254
17,732 Weyerhaeuser Co 637
1,293 Whitestone REIT 16
5,004 WP Carey, Inc 282
994 Xenia Hotels & Resorts, Inc 15
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 31,661
FINANCIAL SERVICES - 7.9%
758 Affiliated Managers Group, Inc 127
5,810 (a) Affirm Holdings, Inc 216
13,354 (b) AGNC Investment Corp 132
315 Alerus Financial Corp 7
7,253 Ally Financial, Inc 294
406 A-Mark Precious Metals, Inc 12
14,424 American Express Co 3,284
2,493 Ameriprise Financial, Inc 1,093
12,637 Annaly Capital Management, Inc 249
3,041 Apollo Commercial Real Estate Finance, Inc 34
12,920 Apollo Global Management, Inc 1,453
3,729 (b) Arbor Realty Trust, Inc 49
1,014 (b) Ares Commercial Real Estate Corp 8
4,057 Ares Management Corp 539
412 (b) ARMOUR Residential REIT, Inc 8
1,731 Artisan Partners Asset Management, Inc 79
802 (a) AssetMark Financial Holdings, Inc 28
3,908 (a) AvidXchange Holdings, Inc 51
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 38
19,592 Bank of New York Mellon Corp 1,129
45,823 (a) Berkshire Hathaway, Inc 19,269
8,951 BGC Group, Inc 70
3,687 BlackRock, Inc 3,074
1,794 Blackstone Mortgage Trust, Inc 36
17,960 Blackstone, Inc 2,359
13,479 (a) Block, Inc 1,140
11,576 Blue Owl Capital, Inc 218
370 Bread Financial Holdings, Inc 14
1,604 Brightsphere Investment Group, Inc 37
3,033 BrightSpire Capital, Inc 21
2,523 (a) Cannae Holdings, Inc 56
1,535 (a) Cantaloupe, Inc 10
9,486 Capital One Financial Corp 1,412
5,682 Carlyle Group, Inc 267
576 Cass Information Systems, Inc 28
2,571 Cboe Global Markets, Inc 472
36,840 Charles Schwab Corp 2,665
5,843 Chimera Investment Corp 27
2,359 Claros Mortgage Trust, Inc 23
9,070 CME Group, Inc 1,953
853 Cohen & Steers, Inc 66
4,375 (a) Coinbase Global, Inc 1,160
1,463 Compass Diversified Trust 35
5,897 Corebridge Financial, Inc 169
1,833 (a) Corpay, Inc 566

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
129 (a) Credit Acceptance Corp $ 71
118 Diamond Hill Investment Group, Inc 18
6,151 Discover Financial Services 806
1,075 (a) Donnelley Financial Solutions, Inc 67
620 Dynex Capital, Inc 8
1,030 (b) Ellington Financial, Inc 12
215 Enact Holdings, Inc 7
553 (a) Encore Capital Group, Inc 25
1,226 (a) Enova International, Inc 77
8,698 Equitable Holdings, Inc 331
2,494 Essent Group Ltd 148
1,004 (a) Euronet Worldwide, Inc 110
904 Evercore Partners, Inc (Class A) 174
1,923 EVERTEC, Inc 77
917 Factset Research Systems, Inc 417
120 Federal Agricultural Mortgage Corp (FAMC) 24
15,266 Fidelity National Information Services, Inc 1,132
848 FirstCash Holdings, Inc 108
14,818 (a) Fiserv, Inc 2,368
2,549 (a) Flywire Corp 63
481 (a) Forge Global Holdings, Inc 1
2,037 Franklin BSP Realty Trust, Inc 27
8,239 Franklin Resources, Inc 232
559 GCM Grosvenor, Inc 5
6,332 Global Payments, Inc 846
7,983 Goldman Sachs Group, Inc 3,334
1,667 Granite Point Mortgage Trust, Inc 8
1,775 (a) Green Dot Corp 17
904 Hamilton Lane, Inc 102
2,171 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 62
1,371 Houlihan Lokey, Inc 176
351 (a) I3 Verticals, Inc 8
2,433 Interactive Brokers Group, Inc (Class A) 272
14,182 Intercontinental Exchange, Inc 1,949
677 (a) International Money Express, Inc 15
10,471 Invesco Ltd 174
645 Invesco Mortgage Capital, Inc 6
1,860 Jack Henry & Associates, Inc 323
2,026 Jackson Financial, Inc 134
4,371 Janus Henderson Group plc 144
5,504 Jefferies Financial Group, Inc 243
16,794 KKR & Co, Inc 1,689
933 KKR Real Estate Finance Trust, Inc 9
2,645 Ladder Capital Corp 29
2,463 Lazard, Inc 103
2,865 (a) LendingClub Corp 25
334 (a) LendingTree, Inc 14
1,888 LPL Financial Holdings, Inc 499
965 MarketAxess Holdings, Inc 212
11,987 (a) Marqeta, Inc 71
20,709 Mastercard, Inc (Class A) 9,973
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 27
7,150 MGIC Investment Corp 160
1,603 Moelis & Co 91
3,974 Moody's Corp 1,562
29,893 Morgan Stanley 2,815
671 Morningstar, Inc 207
1,830 (a) Mr Cooper Group, Inc 143
1,879 MSCI, Inc (Class A) 1,053
9,235 Nasdaq Stock Market, Inc 583
609 Navient Corp 11

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,979 (a) NCR Corp ATM $ 39
249 Nelnet, Inc (Class A) 24
619 (a) NerdWallet, Inc 9
2,274 New York Mortgage Trust, Inc 16
2,265 (a) NMI Holdings, Inc 73
5,281 Northern Trust Corp 470
2,990 OneMain Holdings, Inc 153
3,011 (a) Open Lending Corp 19
651 (b) Orchid Island Capital, Inc 6
1,141 P10, Inc 10
5,269 (a) Pagseguro Digital Ltd 75
1,422 Patria Investments Ltd 21
5,249 (a) Payoneer Global, Inc 25
27,349 (a) PayPal Holdings, Inc 1,832
1,007 (a) Paysafe Ltd 16
750 PennyMac Financial Services, Inc 68
15 PennyMac Mortgage Investment Trust 0 ^
745 Perella Weinberg Partners 11
553 Piper Jaffray Cos 110
727 PJT Partners, Inc 69
684 (a) PRA Group, Inc 18
750 PROG Holdings, Inc 26
4,226 Radian Group, Inc 141
4,513 Raymond James Financial, Inc 580
3,562 Ready Capital Corp 33
2,761 Redwood Trust, Inc 18
383 Regional Management Corp 9
3,564 (a) Remitly Global, Inc 74
2,014 (a) Repay Holdings Corp 22
11,204 Rithm Capital Corp 125
15,885 (a) Robinhood Markets, Inc 320
3,914 (a),(b) Rocket Cos, Inc 57
7,975 S&P Global, Inc 3,393
2,167 SEI Investments Co 156
1,262 (a),(b) Shift4 Payments, Inc 83
6,060 SLM Corp 132
22,427 (a),(b) SoFi Technologies, Inc 164
7,310 (b) Starwood Property Trust, Inc 149
7,811 State Street Corp 604
1,257 StepStone Group, Inc 45
2,468 Stifel Financial Corp 193
7,953 (a) StoneCo Ltd 132
901 (a) StoneX Group, Inc 63
2,413 (a) SWK Holdings Corp 42
10,625 Synchrony Financial 458
5,572 T Rowe Price Group, Inc 679
2,205 TFS Financial Corp 28
9,479 (a) Toast, Inc 236
1,884 TPG RE Finance Trust, Inc 15
1,717 TPG, Inc 77
2,955 Tradeweb Markets, Inc 308
2,103 Two Harbors Investment Corp 28
2,095 (a),(b) Upstart Holdings, Inc 56
2,181 UWM Holdings Corp 16
711 Victory Capital Holdings, Inc 30
741 Virtu Financial, Inc 15
255 Virtus Investment Partners, Inc 63
39,892 Visa, Inc (Class A) 11,133
2,158 Voya Financial, Inc 159
771 Walker & Dunlop, Inc 78
1,032 Waterstone Financial, Inc 13
8,485 Western Union Co 119

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
953 (a) WEX, Inc $ 226
4,611 WisdomTree, Inc 42
160 (a) World Acceptance Corp 23
8,888 XP, Inc 228
TOTAL FINANCIAL SERVICES 101,032
FOOD, BEVERAGE & TOBACCO - 2.5%
44,707 Altria Group, Inc 1,950
13,648 Archer-Daniels-Midland Co 857
1,674 B&G Foods, Inc (Class A) 19
1,699 (a),(b) Beyond Meat, Inc 14
206 (a) Boston Beer Co, Inc (Class A) 63
1,291 Brown-Forman Corp (Class A) 68
4,794 Brown-Forman Corp (Class B) 247
3,406 Bunge Global S.A. 349
583 Calavo Growers, Inc 16
700 Cal-Maine Foods, Inc 41
5,433 Campbell Soup Co 241
3,561 (a) Celsius Holdings, Inc 295
96,890 Coca-Cola Co 5,928
126 Coca-Cola Consolidated Inc 107
13,074 ConAgra Brands, Inc 388
4,069 Constellation Brands, Inc (Class A) 1,106
4,066 (a) Darling International, Inc 189
1,898 Dole plc 23
705 (a) Duckhorn Portfolio, Inc 7
5,653 Flowers Foods, Inc 134
1,252 (a),(b) Forafric Global plc 13
1,151 Fresh Del Monte Produce, Inc 30
824 (a) Freshpet, Inc 95
14,306 General Mills, Inc 1,001
2,641 (a) Hain Celestial Group, Inc 21
3,767 Hershey Co 733
7,844 Hormel Foods Corp 274
1,536 Ingredion, Inc 179
308 J&J Snack Foods Corp 45
2,733 J.M. Smucker Co 344
368 John B Sanfilippo & Son, Inc 39
6,867 Kellogg Co 393
24,527 Keurig Dr Pepper, Inc 752
20,410 Kraft Heinz Co 753
3,732 Lamb Weston Holdings, Inc 398
566 Lancaster Colony Corp 118
6,567 McCormick & Co, Inc 504
476 MGP Ingredients, Inc 41
684 (a) Mission Produce, Inc 8
4,022 Molson Coors Brewing Co (Class B) 270
33,592 Mondelez International, Inc 2,351
18,481 (a) Monster Beverage Corp 1,096
607 (a) National Beverage Corp 29
34,400 PepsiCo, Inc 6,020
38,668 Philip Morris International, Inc 3,543
187 (a) Pilgrim's Pride Corp 6
1,410 (a) Post Holdings, Inc 150
4,873 Primo Water Corp 89
5 Seaboard Corp 16
226 (a) Seneca Foods Corp 13
2,221 (a) Simply Good Foods Co 76
2,448 (a) SunOpta, Inc 17
1,691 (a) TreeHouse Foods, Inc 66
310 Turning Point Brands, Inc 9
7,401 Tyson Foods, Inc (Class A) 435

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
612 Universal Corp $ 32
1,426 Utz Brands, Inc 26
4,010 Vector Group Ltd 44
630 (a) Vita Coco Co, Inc 15
689 (a) Vital Farms, Inc 16
1,716 WK Kellogg Co 32
TOTAL FOOD, BEVERAGE & TOBACCO 32,134
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
5,433 (a),(b) 23andMe Holding Co 3
43,358 Abbott Laboratories 4,928
2,188 (a) Acadia Healthcare Co, Inc 173
1,487 (a) Accolade, Inc 16
2,296 (a) AdaptHealth Corp 26
409 (a) Addus HomeCare Corp 42
462 (a) Agiliti, Inc 5
7,389 (a),(b) agilon health, Inc 45
1,952 (a) Align Technology, Inc 640
2,083 (a) Alignment Healthcare, Inc 10
2,458 (a) Alphatec Holdings, Inc 34
494 (a) Amedisys, Inc 46
5,730 (a) American Well Corp 5
4,061 AmerisourceBergen Corp 987
986 (a) AMN Healthcare Services, Inc 62
1,310 (a) Angiodynamics, Inc 8
1,046 (a) Apollo Medical Holdings, Inc 44
1,229 (a) AtriCure, Inc 37
40 Atrion Corp 19
1,650 (a) Avanos Medical, Inc 33
1,345 (a) Aveanna Healthcare Holdings, Inc 3
1,009 (a) Axogen, Inc 8
1,185 (a) Axonics, Inc 82
12,773 Baxter International, Inc 546
7,322 Becton Dickinson & Co 1,812
36,525 (a) Boston Scientific Corp 2,502
6,211 (a) Brookdale Senior Living, Inc 41
4,980 (a),(b) Butterfly Network, Inc 5
6,148 Cardinal Health, Inc 688
627 (a) Castle Biosciences, Inc 14
13,181 (a) Centene Corp 1,034
3,092 (a) Certara, Inc 55
4,212 (a) Cerus Corp 8
365 Chemed Corp 234
7,381 Cigna Group 2,681
1,769 (a) ClearPoint Neuro, Inc 12
481 (a) Computer Programs & Systems, Inc 4
671 Conmed Corp 54
4,952 (a) Cooper Cos, Inc 502
341 (a) Corvel Corp 90
1,273 (a) Cross Country Healthcare, Inc 24
1,250 (a) CryoLife, Inc 26
32,325 CVS Health Corp 2,578
1,340 (a) DaVita, Inc 185
792 (a) Definitive Healthcare Corp 6
5,191 Dentsply Sirona, Inc 172
9,854 (a) DexCom, Inc 1,367
2,001 (a) DocGo, Inc 8
2,649 (a) Doximity, Inc 71
15,212 (a) Edwards Lifesciences Corp 1,454
5,956 Elevance Health, Inc 3,088
286 Embecta Corp 4
2,399 Encompass Health Corp 198

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,534 (a) Enhabit, Inc $ 18
1,154 (a) Enovis Corp 72
1,488 Ensign Group, Inc 185
3,894 (a) Envista Holdings Corp 83
2,165 (a) Evolent Health, Inc 71
3,412 (a) Figs, Inc 17
604 (a) Fulgent Genetics, Inc 13
10,023 GE HealthCare Technologies, Inc 911
1,276 (a) Glaukos Corp 120
3,018 (a) Globus Medical, Inc 162
2,679 (a) Guardant Health, Inc 55
967 (a) Haemonetics Corp 83
4,986 HCA, Inc 1,663
1,262 (a) Health Catalyst, Inc 10
1,908 (a) HealthEquity, Inc 156
1,071 HealthStream, Inc 29
3,559 (a) Henry Schein, Inc 269
3,283 (a) Hims & Hers Health, Inc 51
5,942 (a) Hologic, Inc 463
3,215 Humana, Inc 1,115
588 (a) ICU Medical, Inc 63
2,040 (a) IDEXX Laboratories, Inc 1,101
1,298 (a) Inari Medical, Inc 62
1,801 (a) InfuSystem Holdings, Inc 15
2,055 (a) Inmode Ltd 44
316 (a) Innovage Holding Corp 1
672 (a) Inogen, Inc 5
734 (a) Inspire Medical Systems, Inc 158
1,892 (a) Insulet Corp 324
935 (a) Integer Holdings Corp 109
1,812 (a) Integra LifeSciences Holdings Corp 64
8,719 (a) Intuitive Surgical, Inc 3,480
818 (a) iRhythm Technologies, Inc 95
390 (a) Joint Corp 5
2,134 Laboratory Corp of America Holdings 466
1,849 (a) Lantheus Holdings, Inc 115
562 LeMaitre Vascular, Inc 37
1,759 (a),(b) LifeStance Health Group, Inc 11
874 (a) LivaNova plc 49
1,202 (a) Masimo Corp 177
3,417 McKesson Corp 1,834
33,609 Medtronic plc 2,929
1,508 (a) Merit Medical Systems, Inc 114
426 (a) ModivCare, Inc 10
1,449 (a) Molina Healthcare, Inc 595
10,131 (a) Multiplan Corp 8
1,138 (a),(b) Nano-X Imaging Ltd 11
212 National Healthcare Corp 20
357 National Research Corp 14
5,732 (a) Neogen Corp 90
3,250 (a) NeoGenomics, Inc 51
1,074 (a) Nevro Corp 16
2,637 (a) Novocure Ltd 41
1,291 (a) Omnicell, Inc 38
13,300 (a),(b) Opko Health, Inc 16
578 (a) OptimizeRx Corp 7
3,932 (a) Option Care Health, Inc 132
2,181 (a) OraSure Technologies, Inc 13
945 (a) Orthofix Medical, Inc 14
357 (a) OrthoPediatrics Corp 10
1,325 (a),(b) Outset Medical, Inc 3
2,217 (a) Owens & Minor, Inc 61

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,177 (a) Paragon 28, Inc $ 15
1,971 Patterson Cos, Inc 55
1,877 (a) Pediatrix Medical Group, Inc 19
942 (a) Pennant Group, Inc 19
903 (a) Penumbra, Inc 202
619 (a) PetIQ, Inc 11
1,246 (a) Phreesia, Inc 30
2,266 Premier, Inc 50
2,886 (a) Privia Health Group, Inc 57
670 (a) PROCEPT BioRobotics Corp 33
1,851 (a) Progyny, Inc 71
3,887 (a) Project Roadrunner Parent, Inc 50
711 (a) Pulmonx Corp 7
324 (a),(b) Pulse Biosciences, Inc 3
2,585 Quest Diagnostics, Inc 344
1,394 (a) QuidelOrtho Corp 67
1,510 (a) RadNet, Inc 74
7,258 (a) Repro-Med Systems, Inc 17
3,633 Resmed, Inc 719
558 (a) RxSight, Inc 29
448 (a) Sanara Medtech, Inc 17
1,342 (a) Schrodinger, Inc 36
1,967 Select Medical Holdings Corp 59
8,181 (a) Sharecare, Inc 6
837 (a) Shockwave Medical, Inc 273
815 (a) SI-BONE, Inc 13
987 (a) Silk Road Medical, Inc 18
414 Simulations Plus, Inc 17
1,339 (a) STAAR Surgical Co 51
2,404 STERIS plc 540
8,829 Stryker Corp 3,160
1,791 (a) Surgery Partners, Inc 53
516 (a) SurModics, Inc 15
468 (a) Tactile Systems Technology, Inc 8
1,948 (a) Tandem Diabetes Care, Inc 69
2,399 (a) Tela Bio, Inc 14
4,752 (a) Teladoc Health, Inc 72
1,106 Teleflex, Inc 250
2,691 (a) Tenet Healthcare Corp 283
604 (a),(b) TransMedics Group, Inc 45
803 (a) Treace Medical Concepts, Inc 11
226 (a) UFP Technologies, Inc 57
23,261 UnitedHealth Group, Inc 11,507
1,487 Universal Health Services, Inc (Class B) 271
468 US Physical Therapy, Inc 53
149 Utah Medical Products, Inc 11
1,492 (a) Varex Imaging Corp 27
3,546 (a) Veeva Systems, Inc 822
5,197 Zimmer Biomet Holdings, Inc 686
56 (a) Zimvie, Inc 1
1,048 (a),(b) Zynex, Inc 13
TOTAL HEALTH CARE EQUIPMENT & SERVICES 65,003
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
3,638 (a) BellRing Brands, Inc 215
400 (a) Central Garden & Pet Co 17
1,807 (a) Central Garden and Pet Co (Class A) 67
5,904 Church & Dwight Co, Inc 616
3,103 Clorox Co 475
20,622 Colgate-Palmolive Co 1,857
9,161 (a) Coty, Inc 110
1,561 Edgewell Personal Care Co 60

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,333 (a) elf Beauty, Inc $ 261
952 Energizer Holdings, Inc 28
6,045 Estee Lauder Cos (Class A) 932
622 (a) Herbalife Ltd 6
625 Inter Parfums, Inc 88
45,082 Kenvue, Inc 967
8,372 Kimberly-Clark Corp 1,083
366 Medifast, Inc 14
537 (a) Nature's Sunshine Products, Inc 11
142 Nu Skin Enterprises, Inc (Class A) 2
3,350 (a) Olaplex Holdings, Inc 6
58,662 Procter & Gamble Co 9,518
1,260 Reynolds Consumer Products, Inc 36
637 Spectrum Brands Holdings, Inc 57
426 (a) USANA Health Sciences, Inc 21
292 WD-40 Co 74
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,521
INSURANCE - 2.3%
15,090 Aflac, Inc 1,296
6,766 Allstate Corp 1,171
1,747 (a) AMBAC Financial Group, Inc 27
1,719 American Equity Investment Life Holding Co 97
1,653 American Financial Group, Inc 226
18,231 American International Group, Inc 1,425
30 Amerisafe, Inc 1
5,035 Aon plc 1,680
8,969 (a) Arch Capital Group Ltd 829
1,325 Assurant, Inc 249
1,075 Assured Guaranty Ltd 94
1,520 Axis Capital Holdings Ltd 99
1,542 (a) Brighthouse Financial, Inc 79
5,910 Brown & Brown, Inc 517
1,510 (a) BRP Group, Inc 44
10,168 Chubb Ltd 2,635
3,909 Cincinnati Financial Corp 485
125 CNA Financial Corp 6
2,368 CNO Financial Group, Inc 65
406 Donegal Group, Inc (Class A) 6
746 (a) eHealth, Inc 4
176 Employers Holdings, Inc 8
197 (a) Enstar Group Ltd 61
1,034 Everest Re Group Ltd 411
496 F&G Annuities & Life, Inc 20
1,154 Fidelis Insurance Holdings Ltd 22
6,359 Fidelity National Financial, Inc 338
2,403 First American Financial Corp 147
5,377 Gallagher (Arthur J.) & Co 1,344
9,101 (a) Genworth Financial, Inc (Class A) 59
2,154 Globe Life, Inc 251
1,239 (a) GoHealth, Inc 13
512 (a) Goosehead Insurance, Inc 34
621 (a) Greenlight Capital Re Ltd (Class A) 8
923 Hanover Insurance Group, Inc 126
7,327 Hartford Financial Services Group, Inc 755
290 HCI Group, Inc 34
348 (a),(b) Hippo Holdings, Inc 6
530 Horace Mann Educators Corp 20
62 Investors Title Co 10
865 James River Group Holdings Ltd 8
1,556 Kemper Corp 96
544 Kinsale Capital Group, Inc 285

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,146 (a),(b) Lemonade, Inc $ 19
3,184 Lincoln National Corp 102
4,389 Loews Corp 344
341 (a) Markel Corp 519
12,264 Marsh & McLennan Cos, Inc 2,526
2,049 MBIA, Inc 14
754 Mercury General Corp 39
16,220 Metlife, Inc 1,202
14 National Western Life Group, Inc 7
394 (a) NI Holdings, Inc 6
6,154 Old Republic International Corp 189
3,765 (a) Oscar Health, Inc 56
682 (a) Palomar Holdings, Inc 57
838 Primerica, Inc 212
6,025 Principal Financial Group 520
1,956 ProAssurance Corp 25
14,525 Progressive Corp 3,004
9,354 Prudential Financial, Inc 1,098
1,767 Reinsurance Group of America, Inc (Class A) 341
1,234 RenaissanceRe Holdings Ltd 290
1,004 RLI Corp 149
2,077 Ryan Specialty Holdings, Inc 115
192 Safety Insurance Group, Inc 16
1,549 Selective Insurance Group, Inc 169
3,622 (a) Selectquote, Inc 7
2,745 (a) SiriusPoint Ltd 35
648 (a) Skyward Specialty Insurance Group, Inc 24
815 Stewart Information Services Corp 53
1,255 Tiptree, Inc 22
5,580 Travelers Cos, Inc 1,284
1,119 (a),(b) Trupanion, Inc 31
844 United Fire Group, Inc 18
1,340 Universal Insurance Holdings, Inc 27
4,932 Unum Group 265
5,570 W.R. Berkley Corp 493
54 White Mountains Insurance Group Ltd 97
2,587 Willis Towers Watson plc 711
TOTAL INSURANCE 29,177
MATERIALS - 2.7%
675 (a) 5E Advanced Materials, Inc 1
889 AdvanSix, Inc 25
5,531 Air Products & Chemicals, Inc 1,340
2,805 Albemarle Corp 370
5,296 Alcoa Corp 179
3,295 (a) Allegheny Technologies, Inc 169
300 Alpha Metallurgical Resources, Inc 99
38,503 Amcor plc 366
1,143 American Vanguard Corp 15
1,496 Aptargroup, Inc 215
19,068 (a),(b) Arcadium Lithium plc 82
402 Arch Resources, Inc 65
4,201 Ardagh Metal Packaging S.A. 14
1,363 Ashland, Inc 133
562 (a) Aspen Aerogels, Inc 10
2,011 Avery Dennison Corp 449
2,934 Avient Corp 127
4,706 (a) Axalta Coating Systems Ltd 162
794 Balchem Corp 123
7,671 Ball Corp 517
2,865 Berry Global Group, Inc 173
1,280 Cabot Corp 118

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,242 Carpenter Technology Corp $ 89
2,649 Celanese Corp (Series A) 455
1,274 (a) Century Aluminum Co 20
5,112 CF Industries Holdings, Inc 425
3,126 Chemours Co 82
623 (a) Clearwater Paper Corp 27
11,798 (a) Cleveland-Cliffs, Inc 268
6,825 (a) Coeur Mining, Inc 26
2,270 Commercial Metals Co 133
1,021 Compass Minerals International, Inc 16
3,240 (a) Constellium SE 72
99 (a) Contango ORE, Inc 2
17,989 Corteva, Inc 1,037
2,839 Crown Holdings, Inc 225
2,298 (a) Danimer Scientific, Inc 2
17,898 Dow, Inc 1,037
11,212 DuPont de Nemours, Inc 860
820 Eagle Materials, Inc 223
3,088 Eastman Chemical Co 309
6,237 Ecolab, Inc 1,440
890 (a) Ecovyst, Inc 10
6,085 Element Solutions, Inc 152
2,829 FMC Corp 180
35,840 Freeport-McMoRan, Inc (Class B) 1,685
954 FutureFuel Corp 8
41,078 (a),(b) Ginkgo Bioworks Holdings, Inc 48
1,827 (a) Glatfelter Corp 4
7,879 Graphic Packaging Holding Co 230
563 Greif, Inc (Class A) 39
203 Greif, Inc (Class B) 14
1,239 H.B. Fuller Co 99
754 Hawkins, Inc 58
501 Haynes International, Inc 30
16,414 Hecla Mining Co 79
3,500 Huntsman Corp 91
5,121 (a),(b) i-80 Gold Corp 7
915 (a) Ingevity Corp 44
586 Innospec, Inc 76
6,414 International Flavors & Fragrances, Inc 552
9,279 International Paper Co 362
362 (a) Intrepid Potash, Inc 8
1,480 (a) Ivanhoe Electric, Inc 14
443 Kaiser Aluminum Corp 40
1,339 (a) Knife River Corp 109
850 Koppers Holdings, Inc 47
893 Kronos Worldwide, Inc 11
12,088 Linde plc 5,613
1,747 Louisiana-Pacific Corp 147
952 (a) LSB Industries, Inc 8
6,566 LyondellBasell Industries NV 672
1,576 Martin Marietta Materials, Inc 968
467 Materion Corp 61
838 Minerals Technologies, Inc 63
7,822 Mosaic Co 254
2,475 (a),(b) MP Materials Corp 35
871 Myers Industries, Inc 20
126 NewMarket Corp 80
29,675 Newmont Goldcorp Corp 1,064
192 (a) Novagold Resources, Inc 1
6,289 Nucor Corp 1,245
3,476 (a) O-I Glass, Inc 58
3,441 Olin Corp 202

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
395 Olympic Steel, Inc $ 28
2,691 (a),(b) Origin Materials, Inc 1
2,087 Orion S.A. 49
2,168 Packaging Corp of America 411
728 Pactiv Evergreen, Inc 10
3,762 (a) Perimeter Solutions S.A. 28
464 (a),(b) Piedmont Lithium, Inc 6
5,711 PPG Industries, Inc 827
452 Quaker Chemical Corp 93
646 Ramaco Resources, Inc 11
128 Ramaco Resources, Inc 2
821 (a) Ranpak Holdings Corp 6
1,744 (a) Rayonier Advanced Materials, Inc 8
1,410 Reliance Steel & Aluminum Co 471
1,545 Royal Gold, Inc 188
3,225 RPM International, Inc 384
592 Ryerson Holding Corp 20
941 Schnitzer Steel Industries, Inc (Class A) 20
1,637 Schweitzer-Mauduit International, Inc 31
572 Scotts Miracle-Gro Co (Class A) 43
3,590 Sealed Air Corp 134
1,015 Sensient Technologies Corp 70
5,952 Sherwin-Williams Co 2,067
1,821 Silgan Holdings, Inc 88
2,169 Sonoco Products Co 125
2,520 Southern Copper Corp 268
3,190 SSR Mining, Inc 14
4,042 Steel Dynamics, Inc 599
479 Stepan Co 43
3,454 (a) Summit Materials, Inc 154
2,524 SunCoke Energy, Inc 28
905 Sylvamo Corp 56
1,535 (a) TimkenSteel Corp 34
1,164 Tredegar Corp 8
1,789 Trimas Corp 48
857 Trinseo plc 3
630 Tronox Holdings plc 11
66 United States Lime & Minerals, Inc 20
5,082 United States Steel Corp 207
3,220 Vulcan Materials Co 879
1,235 Warrior Met Coal, Inc 75
886 Westlake Chemical Corp 135
6,785 Westrock Co 335
858 Worthington Industries, Inc 53
858 Worthington Steel, Inc 31
TOTAL MATERIALS 34,110
MEDIA & ENTERTAINMENT - 7.4%
1,783 (a) Advantage Solutions, Inc 8
125,614 (a) Alphabet, Inc 19,126
148,714 (a) Alphabet, Inc (Class A) 22,445
168 (a) AMC Entertainment Holdings, Inc 1
921 (a) AMC Networks, Inc 11
428 (a) Atlanta Braves Holdings, Inc 18
1,596 (a) Atlanta Braves Holdings, Inc 62
353 (a) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 27
163 Cable One, Inc 69
2,709 (a) Cargurus, Inc 62
2,223 (a) Cars.com, Inc 38
2,545 (a) Charter Communications, Inc 740
3,434 (a) Cinemark Holdings, Inc 62

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,518 (a) Clear Channel Outdoor Holdings, Inc $ 17
99,974 Comcast Corp (Class A) 4,334
46 (a) Daily Journal Corp 17
6,530 Electronic Arts, Inc 866
2,637 Entravision Communications Corp (Class A) 4
2,165 (a) Eventbrite, Inc 12
452 (a) EverQuote, Inc 8
1,941 (a) EW Scripps Co (Class A) 8
6,158 Fox Corp (Class A) 192
3,832 Fox Corp (Class B) 110
7,295 (a),(b) fuboTV, Inc 11
4,050 (a) Gannett Co, Inc 10
2,117 Gray Television, Inc 13
2,290 (a) IAC, Inc 122
1,677 (a) IMAX Corp 27
1,209 (a) Integral Ad Science Holding Corp 12
10,115 Interpublic Group of Cos, Inc 330
1,411 John Wiley & Sons, Inc (Class A) 54
3,122 (a) Liberty Broadband Corp 179
337 (a) Liberty Broadband Corp (Class A) 19
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 18
4,828 (a) Liberty Media Corp-Liberty Formula One (Class C) 317
489 (a) Liberty Media Corp-Liberty Live (Class A) 21
1,236 (a) Liberty Media Corp-Liberty Live (Class C) 54
4,032 (a) Liberty Media Corp-Liberty SiriusXM 120
1,910 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 57
2,000 (a) Lions Gate Entertainment Corp (Class A) 20
3,835 (a) Lions Gate Entertainment Corp (Class B) 36
3,897 (a) Live Nation, Inc 412
832 (a) Madison Square Garden Entertainment Corp 33
456 (a) Madison Square Garden Sports Corp 84
3,683 (a) Magnite, Inc 40
736 Marcus Corp 10
7,483 (a) Match Group, Inc 271
494 (a) MediaAlpha, Inc 10
55,448 Meta Platforms, Inc 26,924
10,732 (a) NetFlix, Inc 6,518
4,377 New York Times Co (Class A) 189
10,391 News Corp (Class A) 272
3,112 News Corp (Class B) 84
805 Nexstar Media Group, Inc 139
3,861 (a) Nextdoor Holdings, Inc 9
4,734 Omnicom Group, Inc 458
244 Paramount Global (Class A) 5
12,438 Paramount Global (Class B) 146
14,078 (a) Pinterest, Inc 488
2,020 (a) Playstudios, Inc 6
2,676 Playtika Holding Corp 19
1,094 (a) PubMatic, Inc 26
1,192 (a) QuinStreet, Inc 21
11,488 (a) ROBLOX Corp 439
3,076 (a) Roku, Inc 200
1,096 Scholastic Corp 41
719 Shutterstock, Inc 33
132 (b) Sinclair, Inc 2
16,700 Sirius XM Holdings, Inc 65
832 (a) Sphere Entertainment Co 41
3,496 (a) Spotify Technology S.A. 923
1,585 (a) Stagwell, Inc 10
3,971 (a) Take-Two Interactive Software, Inc 590
708 (a) TechTarget, Inc 23
3,825 TEGNA, Inc 57

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
612 (a) Thryv Holdings, Inc $ 14
1,153 TKO Group Holdings, Inc 100
2,932 (a) TripAdvisor, Inc 81
2,406 (a) TrueCar, Inc 8
3,939 (a) Vimeo, Inc 16
45,805 Walt Disney Co 5,605
59,079 (a) Warner Bros Discovery, Inc 516
1,263 (a) WideOpenWest, Inc 5
2,109 (a) Yelp, Inc 83
1,245 (a) Ziff Davis, Inc 78
1,977 (a) ZipRecruiter, Inc 23
7,616 (a) ZoomInfo Technologies, Inc 122
TOTAL MEDIA & ENTERTAINMENT 94,901
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
2,501 (a) 10X Genomics, Inc 94
702 (a),(b) 2seventy bio, Inc 4
524 (a) 4D Molecular Therapeutics, Inc 17
1,639 (a) 89bio, Inc 19
382 (a) Aadi Bioscience, Inc 1
44,265 AbbVie, Inc 8,061
2,591 (a) Acadia Pharmaceuticals, Inc 48
1,604 (a) Aclaris Therapeutics, Inc 2
3,224 (a) Adaptive Biotechnologies Corp 10
546 (a),(b) Adicet Bio, Inc 1
4,828 (a) ADMA Biologics, Inc 32
5,844 (a) Agenus, Inc 3
7,531 Agilent Technologies, Inc 1,096
1,876 (a) Agios Pharmaceuticals, Inc 55
1,191 (a) Akero Therapeutics, Inc 30
1,235 (a) Aldeyra Therapeutics, Inc 4
1,504 (a) Alector, Inc 9
4,357 (a) Alkermes plc 118
2,417 (a) Allogene Therapeutics, Inc 11
3,180 (a) Alnylam Pharmaceuticals, Inc 475
837 (a) Alpine Immune Sciences, Inc 33
1,340 (a),(b) Altimmune, Inc 14
515 (a) ALX Oncology Holdings, Inc 6
13,519 Amgen, Inc 3,844
8,241 (a) Amicus Therapeutics, Inc 97
2,888 (a) Amneal Pharmaceuticals, Inc 18
766 (a) Amphastar Pharmaceuticals, Inc 34
1,371 (a) Amylyx Pharmaceuticals, Inc 4
679 (a) AnaptysBio, Inc 15
1,840 (a),(b) Anavex Life Sciences Corp 9
292 (a) ANI Pharmaceuticals, Inc 20
566 (a) Anika Therapeutics, Inc 14
612 (a) Annexon, Inc 4
2,514 (a) Apellis Pharmaceuticals, Inc 148
1,104 (a) Apogee Therapeutics, Inc 73
2,291 (a),(b) Arbutus Biopharma Corp 6
798 (a) Arcellx, Inc 56
625 (a) Arcturus Therapeutics Holdings, Inc 21
1,321 (a) Arcus Biosciences, Inc 25
2,006 (a) Arcutis Biotherapeutics, Inc 20
5,648 (a) Ardelyx, Inc 41
2,078 (a) Arrowhead Pharmaceuticals, Inc 59
1,292 (a) Arvinas, Inc 53
2,552 (a) Astria Therapeutics, Inc 36
1,878 (a) Atea Pharmaceuticals, Inc 8
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 18

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,155 (a) Avantor, Inc $ 439
1,798 (a) Avid Bioservices, Inc 12
2,867 (a) Avidity Biosciences, Inc 73
854 (a) Axsome Therapeutics, Inc 68
1,758 (a) Beam Therapeutics, Inc 58
6,511 (a) BioAtla, Inc 22
5,428 (a) BioCryst Pharmaceuticals, Inc 28
3,685 (a) Biogen, Inc 795
1,812 (a) Biohaven Ltd 99
681 (a) BioLife Solutions, Inc 13
4,868 (a) BioMarin Pharmaceutical, Inc 425
527 (a),(b) Biomea Fusion, Inc 8
536 (a) Bio-Rad Laboratories, Inc (Class A) 185
4,009 Bio-Techne Corp 282
2,108 (a) Bluebird Bio, Inc 3
1,758 (a) Blueprint Medicines Corp 167
3,248 (a) Bridgebio Pharma, Inc 100
51,289 Bristol-Myers Squibb Co 2,781
1,501 (a) Brooks Automation, Inc 90
2,841 Bruker BioSciences Corp 267
463 (a) Cabaletta Bio, Inc 8
1,052 (a) Cara Therapeutics, Inc 1
1,462 (a) CareDx, Inc 16
1,471 (a) Caribou Biosciences, Inc 8
2,907 (a) Carisma Therapeutics, Inc 7
1,147 (a),(b) Cassava Sciences, Inc 23
4,197 (a) Catalent, Inc 237
1,670 (a) Catalyst Pharmaceuticals, Inc 27
1,296 (a) Celldex Therapeutics, Inc 54
298 (a) Century Therapeutics, Inc 1
1,443 (a) Cerevel Therapeutics Holdings, Inc 61
401 (a) CG oncology, Inc 18
1,251 (a) Charles River Laboratories International, Inc 339
1,163 (a),(c) Chinook Therapeutics, Inc 0 ^
1,647 (a) Codexis, Inc 6
1,061 (a) Cogent Biosciences, Inc 7
877 (a) Collegium Pharmaceutical, Inc 34
7,441 (a) Compass Therapeutics, Inc 15
2,558 (a) Corcept Therapeutics, Inc 64
1,406 (a) Crinetics Pharmaceuticals, Inc 66
1,192 (a) CryoPort, Inc 21
660 (a) Cullinan Oncology, Inc 11
3,007 (a) Cytek Biosciences, Inc 20
2,182 (a) Cytokinetics, Inc 153
16,500 Danaher Corp 4,120
731 (a) Day One Biopharmaceuticals, Inc 12
1,209 (a) Deciphera Pharmaceuticals, Inc 19
2,697 (a) Denali Therapeutics, Inc 55
890 (a) Design Therapeutics, Inc 4
472 (a) Disc Medicine, Inc 29
3,515 (a) Dynavax Technologies Corp 44
2,259 (a) Dyne Therapeutics, Inc 64
323 (a),(b) Eagle Pharmaceuticals, Inc 2
2,452 (a) Edgewise Therapeutics, Inc 45
2,042 (a) Editas Medicine, Inc 15
12,879 (a) Elanco Animal Health, Inc 210
21,225 Eli Lilly & Co 16,512
648 (a) Enanta Pharmaceuticals, Inc 11
619 (a),(b) Enliven Therapeutics, Inc 11
1,666 (a) Entrada Therapeutics, Inc 24
2,249 (a) Erasca, Inc 5
702 (a) Evolus, Inc 10

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,622 (a) Exact Sciences Corp $ 319
7,341 (a) Exelixis, Inc 174
690 (a) EyePoint Pharmaceuticals, Inc 14
2,380 (a) Fate Therapeutics, Inc 17
1,545 (a) Fennec Pharmaceuticals, Inc 17
505 (a) Foghorn Therapeutics, Inc 3
2,432 (a) Fortrea Holdings, Inc 98
376 (a) Genelux Corp 2
1,233 (a) Generation Bio Co 5
12,566 (a) Geron Corp 41
31,243 Gilead Sciences, Inc 2,289
386 (a),(b) Gritstone bio, Inc 1
3,178 (a) Halozyme Therapeutics, Inc 129
588 (a) Harmony Biosciences Holdings, Inc 20
690 (a),(b) Harrow Health, Inc 9
2,052 (a) ICON plc 689
950 (a) Ideaya Biosciences, Inc 42
229 (a),(b) IGM Biosciences, Inc 2
3,754 (a) Ikena Oncology, Inc 5
4,064 (a) Illumina, Inc 558
2,190 (a) Immuneering Corp 6
3,364 (a),(b) ImmunityBio, Inc 18
1,107 (a) Immunovant, Inc 36
5,156 (a) Incyte Corp 294
813 (a) Inhibrx, Inc 28
2,407 (a) Innoviva, Inc 37
4,356 (a),(b) Inozyme Pharma, Inc 33
3,278 (a) Insmed, Inc 89
2,093 (a) Intellia Therapeutics, Inc 58
2,522 (a) Intra-Cellular Therapies, Inc 175
3,279 (a) Ionis Pharmaceuticals, Inc 142
7,077 (a) Iovance Biotherapeutics, Inc 105
4,516 (a) IQVIA Holdings, Inc 1,142
4,209 (a) Ironwood Pharmaceuticals, Inc 37
572 (a) iTeos Therapeutics, Inc 8
258 (a),(b) Janux Therapeutics, Inc 10
1,453 (a) Jazz Pharmaceuticals plc 175
60,175 Johnson & Johnson 9,519
487 (a) KalVista Pharmaceuticals, Inc 6
2,103 (a),(b) Karyopharm Therapeutics, Inc 3
400 (a) Keros Therapeutics, Inc 26
1,311 (a) Kezar Life Sciences, Inc 1
706 (a) Kiniksa Pharmaceuticals Ltd 14
988 (a) Kodiak Sciences, Inc 5
486 (a) Krystal Biotech, Inc 86
1,654 (a) Kura Oncology, Inc 35
969 (a) Kymera Therapeutics, Inc 39
1,763 (a) Lexicon Pharmaceuticals, Inc 4
484 (a) Ligand Pharmaceuticals, Inc (Class B) 35
1,283 (a) Liquidia Corp 19
4,069 (a),(b) Lyell Immunopharma, Inc 9
1,721 (a) MacroGenics, Inc 25
275 (a) Madrigal Pharmaceuticals, Inc 73
7,710 (a) MannKind Corp 35
3,088 (a) Maravai LifeSciences Holdings, Inc 27
1,321 (a) Marinus Pharmaceuticals, Inc 12
2,546 (a) MaxCyte, Inc 11
523 (a) Medpace Holdings, Inc 211
548 (a) MeiraGTx Holdings plc 3
63,672 Merck & Co, Inc 8,402
126 Mesa Laboratories, Inc 14
544 (a) Mettler-Toledo International, Inc 724

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,231 (a) MiMedx Group, Inc $ 25
392 (a) Mirum Pharmaceuticals, Inc 10
8,254 (a) Moderna, Inc 880
213 (a),(b) Monte Rosa Therapeutics, Inc 2
597 (a) Morphic Holding, Inc 21
435 (a) Mural Oncology PLC 2
2,502 (a) Myriad Genetics, Inc 53
2,327 (a) Natera, Inc 213
2,550 (a) Neurocrine Biosciences, Inc 352
761 (a) NGM Biopharmaceuticals, Inc 1
881 (a) Nkarta, Inc 10
2,168 (a),(b) Novavax, Inc 10
1,379 (a) Nurix Therapeutics, Inc 20
786 (a) Nuvalent, Inc 59
4,458 (a) Nuvation Bio, Inc 16
1,389 (a),(b) Nuvectis Pharma, Inc 11
2,221 (a) Ocular Therapeutix, Inc 20
685 (a) Olema Pharmaceuticals, Inc 8
183 (a),(c) OmniAb Operations, Inc 0 ^
183 (a),(c) OmniAb Operations, Inc 0 ^
2,372 (a) OmniAb, Inc 13
1,103 (a) Organogenesis Holdings, Inc 3
5,283 Organon & Co 99
5,028 (a) Ovid therapeutics, Inc 15
5,816 (a) Pacific Biosciences of California, Inc 22
1,343 (a) Pacira BioSciences, Inc 39
3,296 PerkinElmer, Inc 346
2,985 Perrigo Co plc 96
142,409 Pfizer, Inc 3,952
575 (a),(b) Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 9
1,499 (a) Pliant Therapeutics, Inc 22
754 (a) PMV Pharmaceuticals, Inc 1
17 (a) Poseida Therapeutics, Inc 0 ^
2,435 (a),(b) Precigen, Inc 4
998 (a) Prestige Consumer Healthcare, Inc. 72
1,074 (a),(b) Prime Medicine, Inc 8
1,636 (a),(b) ProKidney Corp 3
1,206 (a) Protagonist Therapeutics, Inc 35
11,062 (a),(b) Protalix BioTherapeutics, Inc 14
1,011 (a) Prothena Corp plc 25
2,011 (a) PTC Therapeutics, Inc 59
5,325 QIAGEN NV 229
914 (a) Quanterix Corp 22
2,497 (a),(b) Quantum-Si, Inc 5
3,157 (a),(b) Rallybio Corp 6
524 (a) RAPT Therapeutics, Inc 5
6,799 (a),(b) Recursion Pharmaceuticals, Inc 68
2,540 (a) Regeneron Pharmaceuticals, Inc 2,445
1,062 (a) REGENXBIO, Inc 22
2,088 (a) Relay Therapeutics, Inc 17
3,329 (a) Reneo Pharmaceuticals, Inc 6
1,424 (a) Repligen Corp 262
699 (a) Replimune Group, Inc 6
2,003 (a) Revance Therapeutics, Inc 10
3,678 (a) REVOLUTION Medicines, Inc 119
1,363 (a) Rhythm Pharmaceuticals, Inc 59
4,657 (a) Rigel Pharmaceuticals, Inc 7
1,412 (a) Rocket Pharmaceuticals, Inc 38
9,510 (a) Roivant Sciences Ltd 100
8,941 Royalty Pharma plc 272
1,665 (a) Sage Therapeutics, Inc 31

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,386 (a) Sana Biotechnology, Inc $ 24
3,362 (a) Sangamo Therapeutics Inc 2
2,126 (a) Sarepta Therapeutics, Inc 275
1,423 (a) Scholar Rock Holding Corp 25
1,126 (a) Seer, Inc 2
1,913 SIGA Technologies, Inc 16
1,610 (a),(c) Sorrento Therapeutics, Inc 2
2,303 (a) Sotera Health Co 28
1,868 (a) SpringWorks Therapeutics, Inc 92
519 (a),(b) Stoke Therapeutics, Inc 7
998 (a) Summit Therapeutics, Inc 4
1,648 (a) Supernus Pharmaceuticals, Inc 56
1,211 (a) Sutro Biopharma, Inc 7
1,544 (a) Syndax Pharmaceuticals, Inc 37
1,233 (a) Tango Therapeutics, Inc 10
197 (a) Tarsus Pharmaceuticals, Inc 7
285 (a) Tenaya Therapeutics, Inc 2
1,158 (a) Terns Pharmaceuticals, Inc 8
3,788 (a) TG Therapeutics, Inc 58
1,625 (a),(b) Theravance Biopharma, Inc 15
9,654 Thermo Fisher Scientific, Inc 5,611
1,469 (a) Travere Therapeutics, Inc 11
9,226 (a) Trevi Therapeutics, Inc 32
1,447 (a) Twist Bioscience Corp 50
1,912 (a) Ultragenyx Pharmaceutical, Inc 89
1,053 (a) United Therapeutics Corp 242
79 (a),(b) UroGen Pharma Ltd 1
1,691 (a) Vanda Pharmaceuticals, Inc 7
2,438 (a) Vaxcyte, Inc 167
1,336 (a) Ventyx Biosciences, Inc 7
1,060 (a) Vera Therapeutics, Inc 46
1,983 (a) Veracyte, Inc 44
1,345 (a) Vericel Corp 70
6,420 (a) Vertex Pharmaceuticals, Inc 2,684
1,017 (a) Verve Therapeutics, Inc 14
29,136 Viatris, Inc 348
2,372 (a) Vigil Neuroscience, Inc 8
2,550 (a) Viking Therapeutics, Inc 209
1,798 (a) Vir Biotechnology, Inc 18
699 (a) Viridian Therapeutics, Inc 12
842 (a) Voyager Therapeutics, Inc 8
1,510 (a) Waters Corp 520
1,512 (a) WaVe Life Sciences Ltd 9
1,891 West Pharmaceutical Services, Inc 748
12,196 (a) X4 Pharmaceuticals, Inc 17
1,460 (a) Xencor, Inc 32
3,592 (a) Xeris Biopharma Holdings, Inc 8
959 (a) Y-mAbs Therapeutics, Inc 16
975 (a) Zentalis Pharmaceuticals, Inc 15
11,645 Zoetis, Inc 1,970
1,416 (a) Zymeworks, Inc 15
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 93,229
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,201 (a) American Realty Investors, Inc 22
3,279 (a) Anywhere Real Estate, Inc 20
7,595 (a) CBRE Group, Inc 739
7,243 (a) Compass, Inc 26
3,593 (a) Cushman & Wakefield plc 38
3,807 DigitalBridge Group, Inc 73
2,105 Douglas Elliman, Inc 3
1,858 (b) eXp World Holdings, Inc 19

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
400 (a) Forestar Group, Inc $ 16
309 (a) FRP Holdings, Inc 19
418 (a) Howard Hughes Holdings, Inc 30
1,238 (a) Jones Lang LaSalle, Inc 242
2,815 Kennedy-Wilson Holdings, Inc 24
569 Marcus & Millichap, Inc 19
187 (a) Maui Land & Pineapple Co, Inc 4
4,328 Newmark Group, Inc 48
15,891 (a) Opendoor Technologies, Inc 48
732 Re/Max Holdings, Inc 6
3,100 (a),(b) Redfin Corp 21
283 RMR Group, Inc 7
1,023 St. Joe Co 59
134 (a) Stratus Properties, Inc 3
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 52
3,952 (a) Zillow Group, Inc (Class C) 193
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,744
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
1,170 (a) ACM Research, Inc 34
40,139 (a) Advanced Micro Devices, Inc 7,245
686 (a),(b) Aehr Test Systems 9
1,709 (a) Allegro MicroSystems, Inc 46
844 (a) Alpha & Omega Semiconductor Ltd 19
1,114 (a) Ambarella, Inc 57
2,094 Amkor Technology, Inc 68
12,470 Analog Devices, Inc 2,466
20,849 Applied Materials, Inc 4,300
534 (a),(b) Atomera, Inc 3
865 (a) Axcelis Technologies, Inc 96
10,793 Broadcom, Inc 14,305
839 (a) Ceva, Inc 19
1,382 (a) Cirrus Logic, Inc 128
1,495 (a) Cohu, Inc 50
2,566 (a) Credo Technology Group Holding Ltd 54
1,395 (a) Diodes, Inc 98
3,301 (a) Enphase Energy, Inc 399
3,627 Entegris, Inc 510
2,531 (a) First Solar, Inc 427
2,364 (a) Formfactor, Inc 108
1,542 (a),(b) GLOBALFOUNDRIES, Inc 80
660 (a) Ichor Holdings Ltd 26
705 (a) Impinj, Inc 91
2,443 (a) indie Semiconductor, Inc 17
105,720 Intel Corp 4,670
3,407 KLA Corp 2,380
1,055 Kulicke & Soffa Industries, Inc 53
3,272 Lam Research Corp 3,179
3,496 (a) Lattice Semiconductor Corp 274
1,227 (a) MACOM Technology Solutions Holdings, Inc 117
21,483 Marvell Technology, Inc 1,523
669 (a),(b) Maxeon Solar Technologies Ltd 2
2,280 (a) MaxLinear, Inc 43
13,207 Microchip Technology, Inc 1,185
27,372 Micron Technology, Inc 3,227
1,776 MKS Instruments, Inc 236
1,130 Monolithic Power Systems, Inc 766
2,707 (a) Navitas Semiconductor Corp 13
127 NVE Corp 11
59,577 Nvidia Corp 53,831
10,699 (a) ON Semiconductor Corp 787

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,345 (a) Onto Innovation, Inc $ 244
1,181 (a) PDF Solutions, Inc 40
1,824 (a) Photronics, Inc 52
1,334 Power Integrations, Inc 95
2,369 (a) Qorvo, Inc 272
27,891 QUALCOMM, Inc 4,722
2,675 (a) Rambus, Inc 165
1,942 (a) Semtech Corp 53
899 (a) Silicon Laboratories, Inc 129
434 (a) SiTime Corp 40
3,962 Skyworks Solutions, Inc 429
988 (a) SMART Global Holdings, Inc 26
1,111 (a) Synaptics, Inc 108
3,951 Teradyne, Inc 446
22,541 Texas Instruments, Inc 3,927
1,266 (a) Ultra Clean Holdings 58
1,248 Universal Display Corp 210
1,051 (a) Veeco Instruments, Inc 37
3,166 (a) Wolfspeed, Inc 93
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 114,098
SOFTWARE & SERVICES - 12.0%
3,462 (a) 8x8, Inc 9
1,883 A10 Networks, Inc 26
15,742 Accenture plc 5,456
3,560 (a) ACI Worldwide, Inc 118
2,653 Adeia, Inc 29
11,369 (a) Adobe, Inc 5,737
675 (a) Agilysys, Inc 57
3,534 (a) Akamai Technologies, Inc 384
1,443 (a) Alarm.com Holdings, Inc 105
785 (a) Alkami Technology, Inc 19
1,317 (a) Altair Engineering, Inc 113
2,995 Amdocs Ltd 271
1,091 American Software, Inc (Class A) 12
1,464 (a) Amplitude, Inc 16
2,165 (a) Ansys, Inc 752
538 (a) Appfolio, Inc 133
1,178 (a) Appian Corp 47
1,825 (a),(b) Applied Digital Corp 8
4,976 (a) AppLovin Corp 344
2,178 (a) Asana, Inc 34
744 (a) Aspentech Corp 159
3,853 (a) Atlassian Corp Ltd 752
5,334 (a) Autodesk, Inc 1,389
2,977 (a) AvePoint, Inc 24
5,140 Bentley Systems, Inc 268
15,316 (a),(b) BigBear.ai Holdings, Inc 31
1,735 (a) BigCommerce Holdings, Inc 12
2,787 (a) BILL Holdings, Inc 192
976 (a) Blackbaud, Inc 72
1,613 (a) BlackLine, Inc 104
3,187 (a) Box, Inc 90
916 (a) Braze, Inc 41
1,247 (a) Brightcove, Inc 2
1,740 (a),(b) C3.ai, Inc 47
6,696 (a) Cadence Design Systems, Inc 2,084
5,023 (a) CCC Intelligent Solutions Holdings, Inc 60
1,164 (a) Cerence, Inc 18
3,791 (a) Ceridian HCM Holding, Inc 251
4,418 (a) Cleanspark, Inc 94
1,700 Clear Secure, Inc 36

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,302 (a) Cloudflare, Inc $ 707
12,470 Cognizant Technology Solutions Corp (Class A) 914
918 (a) Commvault Systems, Inc 93
4,952 (a) Confluent, Inc 151
415 (a) Consensus Cloud Solutions, Inc 7
711 (a) Couchbase, Inc 19
5,362 (a) Crowdstrike Holdings, Inc 1,719
713 (a) CS Disco, Inc 6
6,957 (a) Datadog, Inc 860
574 (a),(b) Digimarc Corp 16
2,598 (a) Digital Turbine, Inc 7
1,349 (a) DigitalOcean Holdings, Inc 51
4,999 (a) DocuSign, Inc 298
1,364 Dolby Laboratories, Inc (Class A) 114
816 (a) Domo, Inc 7
3,008 (a) DoubleVerify Holdings, Inc 106
6,902 (a) Dropbox, Inc 168
5,390 (a) DXC Technology Co 114
5,589 (a) Dynatrace, Inc 260
5,822 (a) E2open Parent Holdings, Inc 26
648 (a) eGain Corp 4
2,086 (a) Elastic NV 209
553 (a) Enfusion, Inc 5
1,657 (a) Envestnet, Inc 96
1,360 (a) EPAM Systems, Inc 376
1,144 (a) Everbridge, Inc 40
918 (a) EverCommerce, Inc 9
1,465 (a) Expensify, Inc 3
615 (a) Fair Isaac Corp 769
3,179 (a) Fastly, Inc 41
2,029 (a) Five9, Inc 126
16,109 (a) Fortinet, Inc 1,100
4,300 (a) Freshworks, Inc 78
1,916 (a) Gartner, Inc 913
14,102 Gen Digital, Inc 316
2,273 (a) Gitlab, Inc 133
1,037 (a) Globant S.A. 209
3,588 (a) GoDaddy, Inc 426
1,385 (a) Grid Dynamics Holdings, Inc 17
2,185 (a) Guidewire Software, Inc 255
1,077 Hackett Group, Inc 26
2,484 (a) HashiCorp, Inc 67
1,159 (a) HubSpot, Inc 726
845 (a) Informatica, Inc 30
559 (a) Instructure Holdings, Inc 12
334 (a) Intapp, Inc 11
719 InterDigital, Inc 77
22,743 International Business Machines Corp 4,343
6,810 Intuit, Inc 4,426
1,710 (a) Jamf Holding Corp 31
10,934 (a) Kaltura, Inc 15
5,240 (a) Kyndryl Holdings, Inc 114
947 (a),(b) Liveperson, Inc 1
1,949 (a) LiveRamp Holdings, Inc 67
1,591 (a) Manhattan Associates, Inc 398
7,043 (a) Marathon Digital Holdings, Inc 159
6,004 (a) Matterport, Inc 14
423 (a) MeridianLink, Inc 8
186,578 Microsoft Corp 78,497
367 (a),(b) MicroStrategy, Inc (Class A) 626
1,253 (a) Mitek Systems, Inc 18
844 (a) Model N, Inc 24

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,657 (a) MongoDB, Inc $ 594
1,593 (a) N-able, Inc 21
1,586 (a) nCino OpCo, Inc 59
3,958 (a) NCR Corp 50
5,847 (a) Nutanix, Inc 361
3,761 (a) Okta, Inc 393
2,330 (a) Olo, Inc 13
678 ON24, Inc 5
1,227 (a) OneSpan, Inc 14
38,617 Oracle Corp 4,851
2,372 (a) PagerDuty, Inc 54
47,166 (a) Palantir Technologies, Inc 1,085
7,608 (a) Palo Alto Networks, Inc 2,162
1,163 (a) Paycor HCM, Inc 23
1,125 (a) Paylocity Holding Corp 193
1,232 Pegasystems, Inc 80
814 (a) Perficient, Inc 46
763 (a) PowerSchool Holdings, Inc 16
1,856 (a) Procore Technologies, Inc 153
1,155 Progress Software Corp 62
1,099 (a) PROS Holdings, Inc 40
2,773 (a) PTC, Inc 524
1,569 (a) Q2 Holdings, Inc 82
889 (a) Qualys, Inc 148
1,695 (a) Rapid7, Inc 83
992 (a) Rimini Street, Inc 3
2,462 (a) RingCentral, Inc 86
5,435 (a) Riot Platforms, Inc 67
2,655 Roper Industries, Inc 1,489
23,657 Salesforce, Inc 7,125
766 Sapiens International Corp NV 25
6,300 (a) SentinelOne, Inc 147
5,092 (a) ServiceNow, Inc 3,882
2,729 (a) Smartsheet, Inc 105
7,941 (a) Snowflake, Inc 1,283
1,484 (a) SolarWinds Corp 19
3,805 (a),(b) SoundHound AI, Inc 22
356 (a) SoundThinking, Inc 6
2,308 (a) Sprinklr, Inc 28
1,316 (a) Sprout Social, Inc 79
900 (a) SPS Commerce, Inc 166
907 (a) Squarespace, Inc 33
3,761 (a) Synopsys, Inc 2,149
2,968 (a) Tenable Holdings, Inc 147
2,794 (a) Teradata Corp 108
3,756 (a),(b) Terawulf, Inc 10
2,008 (a) Thoughtworks Holding, Inc 5
10,781 (a) Trade Desk, Inc 942
349 (a),(b) Tucows, Inc 6
4,374 (a) Twilio, Inc 267
1,017 (a) Tyler Technologies, Inc 432
8,946 (a) UiPath, Inc 203
2,160 (a) Unisys Corp 11
7,691 (a) Unity Software, Inc 205
3,084 (a) Varonis Systems, Inc 145
1,365 (a) Verint Systems, Inc 45
2,267 (a) VeriSign, Inc 430
305 (a) Viant Technology, Inc 3
4,916 (a) Workday, Inc 1,341
1,379 (a) Workiva, Inc 117
1,061 (a) Xperi, Inc 13
2,990 (a) Yext, Inc 18

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,910 (a) Zeta Global Holdings Corp $ 32
6,091 (a) Zoom Video Communications, Inc 398
2,147 (a) Zscaler, Inc 414
2,992 (a) Zuora, Inc 27
TOTAL SOFTWARE & SERVICES 152,999
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
521 (a) 908 Devices, Inc 4
1,592 ADTRAN Holdings, Inc 9
1,075 Advanced Energy Industries, Inc 110
267 (a) Aeva Technologies, Inc 1
899 (a) Akoustis Technologies, Inc 1
14,457 Amphenol Corp (Class A) 1,668
365,901 Apple, Inc 62,746
6,278 (a) Arista Networks, Inc 1,820
2,522 (a) Arlo Technologies, Inc 32
1,286 (a) Arrow Electronics, Inc 166
223 (a) Aviat Networks, Inc 9
2,201 Avnet, Inc 109
781 Badger Meter, Inc 126
278 Bel Fuse, Inc (Class B) 17
1,128 Belden CDT, Inc 104
1,361 Benchmark Electronics, Inc 41
1,720 (a) Calix, Inc 57
235 (a) Cambium Networks Corp 1
3,281 CDW Corp 839
3,538 (a) Ciena Corp 175
101,169 Cisco Systems, Inc 5,049
365 (a) Clearfield, Inc 11
356 Climb Global Solutions, Inc 25
4,327 Cognex Corp 184
3,492 (a) Coherent Corp 212
19,394 Corning, Inc 639
716 (a) Corsair Gaming, Inc 9
1,416 Crane NXT Co 88
1,256 CTS Corp 59
759 (a) Digi International, Inc 24
369 (a) DZS, Inc 0 ^
1,285 (a) Eastman Kodak Co 6
863 (a) ePlus, Inc 68
2,211 (a) Evolv Technologies Holdings, Inc 10
3,100 (a) Extreme Networks, Inc 36
1,339 (a) F5 Networks, Inc 254
890 (a) Fabrinet 168
655 (a) FARO Technologies, Inc 14
3,142 (a) Harmonic, Inc 42
33,759 Hewlett Packard Enterprise Co 599
20,866 HP, Inc 631
5,792 (a) Infinera Corp 35
762 (a) Insight Enterprises, Inc 141
5,141 (a) Intevac, Inc 20
3,256 (a),(b) IonQ, Inc 32
804 (a) IPG Photonics Corp 73
4,395 (a) Iteris, Inc 22
1,329 (a) Itron, Inc 123
3,250 Jabil Inc 435
7,999 Juniper Networks, Inc 296
4,303 (a) Keysight Technologies, Inc 673
1,038 (a) Kimball Electronics, Inc 22
3,025 (a) Knowles Corp 49
3,049 (a),(b) Lightwave Logic, Inc 14
647 Littelfuse, Inc 157

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,893 (a) Lumentum Holdings, Inc $ 90
1,398 Methode Electronics, Inc 17
4,688 (a),(b) MicroVision, Inc 9
3,110 (a) Mirion Technologies, Inc 35
4,092 Motorola Solutions, Inc 1,453
856 Napco Security Technologies, Inc 34
5,418 NetApp, Inc 569
962 (a) Netgear, Inc 15
2,211 (a) Netscout Systems, Inc 48
1,072 (a) nLight, Inc 14
1,083 (a) Novanta, Inc 189
421 (a) OSI Systems, Inc 60
675 (a),(b) PAR Technology Corp 31
430 PC Connection, Inc 28
884 (a) Plexus Corp 84
6,847 (a) Pure Storage, Inc 356
2,205 (a) Ribbon Communications, Inc 7
512 (a) Rogers Corp 61
1,891 (a) Sanmina Corp 118
958 (a) Scansource, Inc 42
3,094 (a) SmartRent, Inc 8
1,216 (a) Super Micro Computer, Inc 1,228
1,240 TD SYNNEX Corp 140
1,116 (a) Teledyne Technologies, Inc 479
6,165 (a) Trimble Inc 397
3,576 (a) TTM Technologies, Inc 56
379 (a) Turtle Beach Corp 7
43 Ubiquiti, Inc 5
1,951 (a),(b) Viasat, Inc 35
7,253 (a) Viavi Solutions, Inc 66
3,447 Vishay Intertechnology, Inc 78
398 (a) Vishay Precision Group, Inc 14
3,896 Vontier Corp 177
8,117 (a) Western Digital Corp 554
2,578 Xerox Holdings Corp 46
1,393 (a) Zebra Technologies Corp (Class A) 420
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 85,225
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 14
181,007 AT&T, Inc 3,186
373 ATN International, Inc 12
669 (a) Bandwidth, Inc 12
883 Cogent Communications Group, Inc 58
2,586 (a) Consolidated Communications Holdings, Inc 11
2,037 (a) EchoStar Corp (Class A) 29
6,554 (a) Frontier Communications Parent, Inc 160
3,118 (a),(c) GCI Liberty, Inc 0 ^
18,045 (a) Globalstar, Inc 26
1,217 (a) Gogo, Inc 11
521 IDT Corp 20
3,101 Iridium Communications, Inc 81
1,581 (a) Liberty Latin America Ltd (Class A) 11
128 (a) Liberty Latin America Ltd (Class C) 1
661 (a) Ooma, Inc 6
1,561 Shenandoah Telecom Co 27
3,195 Telephone and Data Systems, Inc 51
12,382 T-Mobile US, Inc 2,021
105,492 Verizon Communications, Inc 4,426
TOTAL TELECOMMUNICATION SERVICES 10,163

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
TRANSPORTATION - 1.7%
2,138 (a) Air Transport Services Group, Inc $ 29
2,504 (a) Alaska Air Group, Inc 108
393 Allegiant Travel Co 30
205 (a),(b) Amerco, Inc 14
14,260 (a) American Airlines Group, Inc 219
719 ArcBest Corp 102
327 Avis Budget Group, Inc 40
1,241 (a) Blade Air Mobility, Inc 4
3,063 CH Robinson Worldwide, Inc 233
1,032 Costamare, Inc 12
452 Covenant Logistics Group, Inc 21
48,911 CSX Corp 1,813
763 (a) Daseke, Inc 6
17,179 Delta Air Lines, Inc 822
393 (a),(b) Eagle Bulk Shipping, Inc 25
3,588 Expeditors International Washington, Inc 436
5,822 FedEx Corp 1,687
902 Forward Air Corp 28
349 (a),(b) Frontier Group Holdings, Inc 3
7,441 FTAI Infrastructure, Inc 47
791 Genco Shipping & Trading Ltd 16
3,539 Golden Ocean Group Ltd 46
2,887 (a) GXO Logistics, Inc 155
1,825 (a) Hawaiian Holdings, Inc 24
1,188 Heartland Express, Inc 14
2,589 (a) Hertz Global Holdings, Inc 20
1,520 Hub Group, Inc (Class A) 66
2,112 JB Hunt Transport Services, Inc 421
4,132 (a) JetBlue Airways Corp 31
7,073 (a),(b) Joby Aviation, Inc 38
1,491 (a) Kirby Corp 142
3,774 Knight-Swift Transportation Holdings, Inc 208
759 Landstar System, Inc 146
8,428 (a) Lyft, Inc (Class A) 163
2,242 Marten Transport Ltd 41
1,000 Matson, Inc 112
5,825 Norfolk Southern Corp 1,485
4,910 Old Dominion Freight Line 1,077
1,449 (a) Radiant Logistics, Inc 8
2,690 (a) RXO, Inc 59
957 Ryder System, Inc 115
1,798 Safe Bulkers, Inc 9
659 (a) Saia, Inc 385
1,714 Schneider National, Inc 39
1,416 (a) Skywest, Inc 98
15,935 Southwest Airlines Co 465
295 (a) Sun Country Airlines Holdings, Inc 4
49,156 (a) Uber Technologies, Inc 3,785
2,606 U-Haul Holding Co 174
15,227 Union Pacific Corp 3,745
7,756 (a) United Airlines Holdings, Inc 371
17,990 United Parcel Service, Inc (Class B) 2,674
200 Universal Truckload Services, Inc 7
1,875 Werner Enterprises, Inc 73
2,690 (a) XPO, Inc 328
TOTAL TRANSPORTATION 22,223
UTILITIES - 2.1%
16,241 AES Corp 291
881 Allete, Inc 53
6,364 Alliant Energy Corp 321

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
925 (a) Altus Power, Inc $ 4
7,109 Ameren Corp 526
13,311 American Electric Power Co, Inc 1,146
773 American States Water Co 56
5,213 American Water Works Co, Inc 637
366 Artesian Resources Corp 14
3,570 Atmos Energy Corp 424
1,347 Avangrid, Inc 49
1,516 Avista Corp 53
1,598 Black Hills Corp 87
2,799 Brookfield Infrastructure Corp 101
2,781 Brookfield Renewable Corp 68
1,070 California Water Service Group 50
16,876 Centerpoint Energy, Inc 481
349 Chesapeake Utilities Corp 37
111 Clearway Energy, Inc (Class A) 2
1,040 Clearway Energy, Inc (Class C) 24
7,367 CMS Energy Corp 445
8,856 Consolidated Edison, Inc 804
383 Consolidated Water Co, Inc 11
8,014 Constellation Energy Corp 1,481
21,578 Dominion Energy, Inc 1,061
5,504 DTE Energy Co 617
19,284 Duke Energy Corp 1,865
9,826 Edison International 695
4,995 Entergy Corp 528
6,227 Essential Utilities, Inc 231
5,388 Evergy, Inc 288
9,346 Eversource Energy 559
25,409 Exelon Corp 955
13,350 FirstEnergy Corp 516
498 Genie Energy Ltd 7
349 Global Water Resources, Inc 4
1,138 Idacorp, Inc 106
899 MGE Energy, Inc 71
644 Middlesex Water Co 34
1,899 (a) Montauk Renewables, Inc 8
2,063 National Fuel Gas Co 111
2,338 New Jersey Resources Corp 100
50,633 NextEra Energy, Inc 3,236
11,482 NiSource, Inc 318
1,124 Northwest Natural Holding Co 42
1,255 NorthWestern Corp 64
5,479 NRG Energy, Inc 371
4,365 OGE Energy Corp 150
1,679 ONE Gas, Inc 108
1,235 Ormat Technologies, Inc 82
920 Otter Tail Corp 79
50,434 (e) PG&E Corp 845
2,396 Pinnacle West Capital Corp 179
1,905 PNM Resources, Inc 72
2,243 Portland General Electric Co 94
18,039 PPL Corp 497
12,593 Public Service Enterprise Group, Inc 841
626 (a) Pure Cycle Corp 6
15,526 Sempra Energy 1,115
678 SJW Corp 38
27,494 Southern Co 1,972
1,183 Southwest Gas Holdings Inc 90
712 Spire, Inc 44
2,817 (a),(b) Sunnova Energy International, Inc 17
4,386 UGI Corp 108

Stock Index Account March 31, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
534 Unitil Corp $ 28
8,931 Vistra Corp 622
8,448 WEC Energy Group, Inc 694
14,186 Xcel Energy, Inc 762
490 York Water Co 18
TOTAL UTILITIES 27,413
TOTAL COMMON STOCKS 1,272,980
(Cost $352,121)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0.0%
2,539 (c) Empire Petroleum Corp 03/25/24 0 ^
TOTAL ENERGY 0 ^
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 0 ^
478 (c) Chinook Therapeutics, Inc 0 ^
390 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,272,980
(Cost $352,121)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.3%
$ 3,519,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/24 3,516
TOTAL GOVERNMENT AGENCY DEBT 3,516
TREASURY DEBT - 0.2%
2,879,000 United States Treasury Bill 0 .000 04/16/24 2,873
TOTAL TREASURY DEBT 2,873
TOTAL SHORT-TERM INVESTMENTS 6,389
(Cost $6,391)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
3,099,705 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .340 3,100
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,100
(Cost $3,100)
TOTAL INVESTMENTS - 100.3% 1,282,469
(Cost $361,612)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (4,017)
NET ASSETS - 100.0% $1,278,452
REIT Real Estate Investment Trust

Cost amounts are in thousands.
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,723,943.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 22 06/21/24  $ 5,712 $ 5,839 $ 127